UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22613

Curian Variable Series Trust
(Exact name of registrant as specified in charter)

7601 Technology Way, Denver, Colorado		80237
(Address of principal executive offices)		(Zip code)

Daniel W. Koors Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2012 – September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2012

	Shares	Value
Curian Guidance - Maximize Income Fund (a)

INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (5.3%) (b)	450	$4,557
Curian/PIMCO Credit Income Fund (29.9%) (b)	582	6,144
JNL/Goldman Sachs Emerging Markets Debt Fund (0.1%) (b)	57	784
JNL/Invesco Global Real Estate Fund (0.1%) (b)	168	1,566
JNL/PPM America Floating Rate Income Fund (0.1%) (b)	71	764
JNL/PPM America High Yield Bond Fund (0.1%) (b)	212	1,554

Total Investment Companies (cost $14,998)		15,369

Total Investments - 100.0% (cost $14,998)		15,369
Other Assets and Liabilities, Net - (0.0%)		(5)
Total Net Assets - 100.0%		$15,364

(a)         The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At September 30, 2012, the percentage of shares outstanding of the Underlying Affiliated Fund held by each Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Guidance - Balanced Income Fund (a)

INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (8.4%) (b)	714	$7,232
Curian/Epoch Global Shareholder Yield Fund (38.9%) (b)	580	6,144
Curian/FAMCO Flex Core Covered Call Fund (14.9%) (b)	234	2,437
Curian/PIMCO Credit Income Fund (11.9%) (b)	231	2,440
Curian/The Boston Company Equity Income Fund (22.7%) (b)	239	2,519
JNL/Goldman Sachs Emerging Markets Debt Fund (0.1%) (b)	54	746
JNL/Invesco Global Real Estate Fund (0.1%) (b)	159	1,491
JNL/PPM America Floating Rate Income Fund (0.1%) (b)	68	727
JNL/PPM America High Yield Bond Fund (0.0%) (b)	101	739

Total Investment Companies (cost $23,799)		24,475

Total Investments - 100.0% (cost $23,799)		24,475
Other Assets and Liabilities, Net - (0.0%)		(7)
Total Net Assets - 100.0%		$24,468

(a)         The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At September 30, 2012, the percentage of shares outstanding of the Underlying Affiliated Fund held by each Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Guidance - Equity 100 Fund (a)

INVESTMENT COMPANIES - 100.2%
JNL/Franklin Templeton Small Cap Value Fund (0.0%) (b)	1	$6
JNL/Invesco International Growth Fund (0.0%) (b)	1	9
JNL/Invesco Small Cap Growth Fund (0.0%) (b)	—	6
JNL/Lazard Emerging Markets Fund (0.0%)	1	8
JNL/Mellon Capital Management International Index (0.0%) (b)	1	11
JNL/Mellon Capital Management S&P 500 Index Fund (0.0%) (b)	2	27
JNL/T. Rowe Price Established Growth Fund (0.0%) (b)	1	18
JNL/T. Rowe Price Value Fund (0.0%) (b)	1	22

Total Investment Companies (cost $106)		107

Total Investments - 100.2% (cost $106)		107
Other Assets and Liabilities, Net - (0.0%)		—
Total Net Assets - 100.2%		$107

(a)         The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At September 30, 2012, the percentage of shares outstanding of the Underlying Affiliated Fund held by each Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Guidance - Fixed Income 100 Fund (a)

INVESTMENT COMPANIES - 100.0%
Curian/PIMCO Credit Income Fund (0.6%) (b)	11	$114
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.0%) (b)	11	155
JNL/Mellon Capital Management Bond Index Fund (0.0%) (b)	12	159
JNL/PIMCO Real Return Fund (0.0%) (b)	1	14
JNL/PPM America High Yield Bond Fund (0.0%) (b)	2	13

Total Investment Companies (cost $454)		455

Total Investments - 100.0% (cost $454)		455
Other Assets and Liabilities, Net - (0.0%)		—
Total Net Assets - 100.0%		$455

(a)         The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At September 30, 2012, the percentage of shares outstanding of the Underlying Affiliated Fund held by each Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Guidance - Rising Income Fund (a)

INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (3.4%) (b)	288	$2,914
Curian/Epoch Global Shareholder Yield Fund (22.0%) (b)	328	3,482
Curian/FAMCO Flex Core Covered Call Fund (9.0%) (b)	142	1,475

See accompanying Notes to Schedules of Investments.

	Shares	Value
Curian/The Boston Company Equity Income Fund (13.7%) (b)	144	1,520
JNL/Invesco Global Real Estate Fund (0.0%) (b)	54	503

Total Investment Companies (cost $9,604)		9,894

Total Investments - 100.0% (cost $9,604)		9,894
Other Assets and Liabilities, Net - (0.0%)		(3)
Total Net Assets - 100.0%		$9,891

(a)         The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At September 30, 2012, the percentage of shares outstanding of the Underlying Affiliated Fund held by each Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Guidance - Moderate Growth Fund (a)

INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Aggressive Fund (17.2%) (b)	557	$5,426
Curian/DFA U.S. Micro Cap Fund (0.3%) (b)	20	202
Curian/Franklin Templeton Frontier Markets Fund (0.3%) (b)	20	202
Curian/Neuberger Berman Currency Fund (0.2%) (b)	21	205
Curian/Nicholas Convertible Arbitrage Fund (0.4%) (b)	72	731
Curian/PineBridge Merger Arbitrage Fund (0.4%) (b)	72	726
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.2%) (b)	70	731
Curian/Van Eck International Gold Fund (0.4%) (b)	20	213
JNL/AQR Managed Futures Strategy Fund (0.3%) (b)	153	1,452
JNL/BlackRock Commodity Securities Fund (0.0%) (b)	52	551
JNL/Brookfield Global Infrastructure Fund (0.3%) (b)	63	749
JNL/Franklin Templeton Global Multisector Bond Fund (1.0%) (b)	526	5,972
JNL/Franklin Templeton International Small Cap Growth Fund (0.3%) (b)	97	773
JNL/Franklin Templeton Small Cap Value Fund (0.1%) (b)	56	644
JNL/Invesco Global Real Estate Fund (0.2%) (b)	198	1,853
JNL/Invesco International Growth Fund (0.5%) (b)	350	3,727
JNL/Invesco Small Cap Growth Fund (0.2%) (b)	45	640
JNL/JPMorgan MidCap Growth Fund (0.1%) (b)	34	745
JNL/Lazard Emerging Markets Fund (0.1%) (b)	115	1,304
JNL/Mellon Capital Management Global Alpha Fund (0.3%) (b)	117	1,239
JNL/PIMCO Real Return Fund (0.0%) (b)	53	735
JNL/PPM America Floating Rate Income Fund (0.1%) (b)	69	733
JNL/PPM America Mid Cap Value Fund (0.5%) (b)	68	736
JNL/Red Rocks Listed Private Equity Fund (0.1%) (b)	86	753
JNL/T. Rowe Price Established Growth Fund (0.1%) (b)	118	2,981
JNL/T. Rowe Price Value Fund (0.2%) (b)	247	3,009

Total Investment Companies (cost $36,069)		37,032

Total Investments - 100.0% (cost $36,069)		37,032
Other Assets and Liabilities, Net - (0.0%)		(11)
Total Net Assets - 100.0%		$37,021

(a)         The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At September 30, 2012, the percentage of shares outstanding of the Underlying Affiliated Fund held by each Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Guidance - Maximum Growth Fund (a)

INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Aggressive Fund (6.3%) (b)	203	$1,983
Curian/DFA U.S. Micro Cap Fund (0.1%) (b)	6	58
Curian/Franklin Templeton Frontier Markets Fund (0.1%) (b)	6	57
Curian/Franklin Templeton Natural Resources Fund (0.1%) (b)	23	206
Curian/Neuberger Berman Currency Fund (0.0%) (b)	6	58
Curian/Nicholas Convertible Arbitrage Fund (0.1%) (b)	20	201
Curian/PineBridge Merger Arbitrage Fund (0.1%) (b)	20	199
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.1%) (b)	29	301
Curian/Van Eck International Gold Fund (0.1%) (b)	6	61
JNL/AQR Managed Futures Strategy Fund (0.1%) (b)	42	398
JNL/BlackRock Commodity Securities Fund (0.0%) (b)	24	253
JNL/Brookfield Global Infrastructure Fund (0.1%) (b)	17	206
JNL/Franklin Templeton International Small Cap Growth Fund (0.1%) (b)	40	319
JNL/Franklin Templeton Small Cap Value Fund (0.0%) (b)	15	176
JNL/Invesco Global Real Estate Fund (0.0%) (b)	55	510
JNL/Invesco International Growth Fund (0.2%) (b)	115	1,230
JNL/Invesco Small Cap Growth Fund (0.1%) (b)	12	175
JNL/JPMorgan MidCap Growth Fund (0.1%) (b)	19	409
JNL/Lazard Emerging Markets Fund (0.0%) (b)	40	461
JNL/Mellon Capital Management Global Alpha Fund (0.1%) (b)	32	338
JNL/PPM America Mid Cap Value Fund (0.2%) (b)	37	404
JNL/Red Rocks Listed Private Equity Fund (0.0%) (b)	36	311
JNL/T. Rowe Price Established Growth Fund (0.0%) (b)	36	921

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/T. Rowe Price Value Fund (0.1%) (b)	77	932

Total Investment Companies (cost $9,864)		10,167

Total Investments - 100.0% (cost $9,864)		10,167
Other Assets and Liabilities, Net - (0.0%)		(3)
Total Net Assets - 100.0%		$10,164

(a)         The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At September 30, 2012, the percentage of shares outstanding of the Underlying Affiliated Fund held by each Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Guidance - Tactical Moderate Growth Fund (a)

INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (8.2%) (b)	701	$7,096
Curian/Franklin Templeton Natural Resources Fund (0.4%) (b)	71	640
Curian/Neuberger Berman Currency Fund (0.2%) (b)	19	194
Curian/Nicholas Convertible Arbitrage Fund (0.4%) (b)	70	711
Curian/PineBridge Merger Arbitrage Fund (0.4%) (b)	70	705
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.3%) (b)	103	1,066
Curian/Van Eck International Gold Fund (0.4%) (b)	19	204
JNL/AQR Managed Futures Strategy Fund (0.3%) (b)	165	1,569
JNL/BlackRock Commodity Securities Fund (0.0%) (b)	61	642
JNL/Brookfield Global Infrastructure Fund (0.3%) (b)	61	732
JNL/Invesco Global Real Estate Fund (0.2%) (b)	194	1,812
JNL/Mellon Capital Management Bond Index Fund (0.1%) (b)	186	2,338
JNL/Mellon Capital Management Emerging Markets Index Fund (0.4%) (b)	123	1,235
JNL/Mellon Capital Management Global Alpha Fund (0.4%) (b)	166	1,751
JNL/Mellon Capital Management International Index Fund (0.2%) (b)	248	2,888
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (0.5%) (b)	302	4,383
JNL/Mellon Capital Management S&P 500 Index Fund (0.4%) (b)	447	5,431
JNL/Mellon Capital Management Small Cap Index Fund (0.2%) (b)	134	1,761
JNL/Red Rocks Listed Private Equity Fund (0.1%) (b)	84	737

Total Investment Companies (cost $35,011)		35,895

Total Investments - 100.0% (cost $35,011)		35,895
Other Assets and Liabilities, Net - (0.0%)		(11)
Total Net Assets - 100.0%		$35,884

(a)         The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At September 30, 2012, the percentage of shares outstanding of the Underlying Affiliated Fund held by each Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Guidance - Tactical Maximum Growth Fund (a)

INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Aggressive Fund (7.4%) (b)	240	$2,342
Curian/Franklin Templeton Natural Resources Fund (0.1%) (b)	27	244
Curian/Neuberger Berman Currency Fund (0.0%) (b)	6	62
Curian/Nicholas Convertible Arbitrage Fund (0.1%) (b)	23	237
Curian/PineBridge Merger Arbitrage Fund (0.1%) (b)	23	235
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.1%) (b)	28	293
Curian/Van Eck International Gold Fund (0.1%) (b)	6	65
JNL/AQR Managed Futures Strategy Fund (0.1%) (b)	50	471
JNL/BlackRock Commodity Securities Fund (0.0%) (b)	35	369
JNL/Brookfield Global Infrastructure Fund (0.1%) (b)	21	244
JNL/Invesco Global Real Estate Fund (0.1%) (b)	65	605
JNL/Ivy Asset Strategy Fund (0.3%) (b)	511	6,029
JNL/Mellon Capital Management Global Alpha Fund (0.1%) (b)	38	406
JNL/Red Rocks Listed Private Equity Fund (0.1%) (b)	42	367

Total Investment Companies (cost $11,687)		11,969

Total Investments - 100.0% (cost $11,687)		11,969
Other Assets and Liabilities, Net - (0.0%)		(4)
Total Net Assets - 100.0%		$11,965

(a)         The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At September 30, 2012, the percentage of shares outstanding of the Underlying Affiliated Fund held by each Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Guidance - Institutional Alt 65 Fund (a)

INVESTMENT COMPANIES - 100.0%
Curian/DFA U.S. Micro Cap Fund (0.2%) (b)	15	$145
Curian/Franklin Templeton Frontier Markets Fund (0.2%) (b)	15	145
Curian/Franklin Templeton Natural Resources Fund (0.5%) (b)	96	869
Curian/Neuberger Berman Currency Fund (0.5%) (b)	67	675
Curian/Nicholas Convertible Arbitrage Fund (0.5%) (b)	90	918

See accompanying Notes to Schedules of Investments.

	Shares	Value
Curian/PineBridge Merger Arbitrage Fund (0.5%) (b)	91	911
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.6%) (b)	201	2,087
Curian/Van Eck International Gold Fund (0.5%) (b)	29	308
JNL/AQR Managed Futures Strategy Fund (0.6%) (b)	310	2,943
JNL/BlackRock Commodity Securities Fund (0.1%) (b)	138	1,453
JNL/Brookfield Global Infrastructure Fund (0.4%) (b)	79	941
JNL/Franklin Templeton Global Multisector Bond Fund (0.3%) (b)	179	2,036
JNL/Franklin Templeton International Small Cap Growth Fund (0.1%) (b)	35	283
JNL/Franklin Templeton Small Cap Value Fund (0.1%) (b)	41	473
JNL/Goldman Sachs Emerging Markets Debt Fund (0.1%) (b)	38	525
JNL/Invesco Global Real Estate Fund (0.1%) (b)	139	1,301
JNL/Invesco International Growth Fund (0.2%) (b)	147	1,563
JNL/Invesco Small Cap Growth Fund (0.2%) (b)	33	469
JNL/Lazard Emerging Markets Fund (0.0%) (b)	42	479
JNL/Mellon Capital Management Global Alpha Fund (0.6%) (b)	259	2,734
JNL/PIMCO Real Return Fund (0.0%) (b)	39	537
JNL/PPM America Floating Rate Income Fund (0.1%) (b)	50	535
JNL/Red Rocks Listed Private Equity Fund (0.3%) (b)	227	1,983
JNL/T. Rowe Price Established Growth Fund (0.1%) (b)	54	1,363
JNL/T. Rowe Price Value Fund (0.1%) (b)	113	1,378

Total Investment Companies (cost $26,277)		27,054

Total Investments - 100.0% (cost $26,277)		27,054
Other Assets and Liabilities, Net - (0.0%)		(8)
Total Net Assets - 100.0%		$27,046

(a)         The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At September 30, 2012, the percentage of shares outstanding of the Underlying Affiliated Fund held by each Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Guidance - Institutional Alt 100 Fund (a)

INVESTMENT COMPANIES - 100.0%
Curian/Franklin Templeton Natural Resources Fund (2.1%) (b)	392	$3,534
Curian/Neuberger Berman Currency Fund (1.9%) (b)	243	2,431
Curian/Nicholas Convertible Arbitrage Fund (2.1%) (b)	368	3,752
Curian/PineBridge Merger Arbitrage Fund (2.1%) (b)	370	3,722
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (2.1%) (b)	702	7,290
Curian/Van Eck International Gold Fund (1.9%) (b)	102	1,088
JNL/AQR Managed Futures Strategy Fund (2.1%) (b)	1,074	10,195
JNL/BlackRock Commodity Securities Fund (0.4%) (b)	489	5,150
JNL/Brookfield Global Infrastructure Fund (1.6%) (b)	323	3,857
JNL/Goldman Sachs Emerging Markets Debt Fund (0.2%) (b)	106	1,458
JNL/Invesco Global Real Estate Fund (0.4%) (b)	477	4,459
JNL/Mellon Capital Management Global Alpha Fund (1.9%) (b)	893	9,446
JNL/Red Rocks Listed Private Equity Fund (1.0%) (b)	775	6,765

Total Investment Companies (cost $61,648)		63,147

Total Investments - 100.0% (cost $61,648)		63,147
Other Assets and Liabilities, Net - (0.0%)		(19)
Total Net Assets - 100.0%		$63,128

(a)         The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At September 30, 2012, the percentage of shares outstanding of the Underlying Affiliated Fund held by each Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Tactical Advantage 35 Fund

INVESTMENT COMPANIES - 98.0%
iShares Barclays Capital 3-7 Year Treasury Bond Fund	4	$444
iShares Barclays Capital 7-10 Year Treasury Bond Fund	4	446
iShares Barclays Capital Intermediate Credit Bond Fund	3	357
iShares Barclays Capital MBS Bond Fund	13	1,421
iShares MSCI EMU Index Fund	14	416
iShares MSCI Japan Index Fund	4	39
iShares MSCI Pacific ex-Japan Index Fund	6	267
iShares MSCI United Kingdom Index Fund	3	45
iShares Russell 1000 Growth Index Fund	19	1,276
iShares Russell 1000 Value Index Fund	20	1,413
iShares Russell 2000 Growth Index Fund	2	224
iShares Russell 2000 Value Index Fund	3	248
PIMCO 1-5 Year US TIPS Index Fund	5	286
PowerShares Emerging Markets Sovereign Debt Portfolio	9	287
Vanguard MSCI Emerging Markets ETF	8	353
Vanguard Intermediate-Term Corporate Bond ETF	12	1,071
Vanguard Total Bond Market ETF	17	1,439

Total Investment Companies (cost $9,828)		10,032

SHORT TERM INVESTMENTS - 2.2%

Investment Company - 2.2%
JNL Money Market Fund, 0.06% (a) (b)	224	224

Total Short Term Investments (cost $224)		224

Total Investments - 100.2% (cost $10,052)		10,256
Other Assets and Liabilities, Net - (0.2%)		(25)
Total Net Assets - 100.0%		$10,231

(a)         Investment in affiliate.

See accompanying Notes to Schedules of Investments.

(b)         Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.

	Shares	Value
Curian Tactical Advantage 60 Fund

INVESTMENT COMPANIES - 97.2%
iShares Barclays Capital 3-7 Year Treasury Bond Fund	3	$362
iShares Barclays Capital 7-10 Year Treasury Bond Fund	3	364
iShares Barclays Capital Intermediate Credit Bond Fund	3	289
iShares Barclays Capital MBS Bond Fund	11	1,156
iShares MSCI EMU Index Fund	32	954
iShares MSCI Japan Index Fund	13	120
iShares MSCI Pacific ex-Japan Index Fund	14	630
iShares MSCI United Kingdom Index Fund	7	119
iShares Russell 1000 Growth Index Fund	44	2,929
iShares Russell 1000 Value Index Fund	45	3,242
iShares Russell 2000 Growth Index Fund	5	513
iShares Russell 2000 Value Index Fund	8	569
PIMCO 1-5 Year US TIPS Index Fund	4	234
PowerShares Emerging Markets Sovereign Debt Portfolio	8	234
Vanguard MSCI Emerging Markets ETF	18	750
Vanguard Intermediate-Term Corporate Bond ETF	10	873
Vanguard Total Bond Market ETF	14	1,171

Total Investment Companies (cost $14,144)		14,509

SHORT TERM INVESTMENTS - 4.0%

Investment Company - 4.0%
JNL Money Market Fund, 0.06% (a) (b)	595	595

Total Short Term Investments (cost $595)		595

Total Investments - 101.2% (cost $14,739)		15,104
Other Assets and Liabilities, Net - (1.2%)		(176)
Total Net Assets - 100.0%		$14,928

(a)         Investment in affiliate.

(b)         Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.

Curian Tactical Advantage 75 Fund

INVESTMENT COMPANIES - 99.8%
iShares Barclays Capital 3-7 Year Treasury Bond Fund	1	$127
iShares Barclays Capital 7-10 Year Treasury Bond Fund	1	127
iShares Barclays Capital Intermediate Credit Bond Fund	1	101
iShares Barclays Capital MBS Bond Fund	4	405
iShares MSCI EMU Index Fund	39	1,178
iShares MSCI Japan Index Fund	16	148
iShares MSCI Pacific ex-Japan Index Fund	17	777
iShares MSCI United Kingdom Index Fund	8	146
iShares Russell 1000 Growth Index Fund	54	3,614
iShares Russell 1000 Value Index Fund	55	3,999
iShares Russell 2000 Growth Index Fund	7	634
iShares Russell 2000 Value Index Fund	9	702
PIMCO 1-5 Year US TIPS Index Fund	2	81
PowerShares Emerging Markets Sovereign Debt Portfolio	3	82
Vanguard MSCI Emerging Markets ETF	22	925
Vanguard Intermediate-Term Corporate Bond ETF	3	306
Vanguard Total Bond Market ETF	5	410

Total Investment Companies (cost $13,350)		13,762

SHORT TERM INVESTMENTS - 0.7%

Investment Company - 0.7%
JNL Money Market Fund, 0.06% (a) (b)	93	93

Total Short Term Investments (cost $93)		93

Total Investments - 100.5% (cost $13,443)		13,855
Other Assets and Liabilities, Net - (0.5%)		(73)
Total Net Assets - 100.0%		$13,782

(a)         Investment in affiliate.

(b)         Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
Curian Dynamic Risk Advantage - Diversified Fund

INVESTMENT COMPANIES - 7.8%
Alerian MLP ETF	82	$1,364
iShares Barclays Capital 1-3 Year Treasury Bond Fund	1	121
iShares Barclays Capital Aggregate Bond Fund	10	1,139
iShares JPMorgan USD Emerging Markets Bond Fund	11	1,317
iShares MSCI ACWI Index Fund	1	65
iShares MSCI Canada Index Fund	16	453
iShares MSCI EAFE Index Fund	—	20
SPDR Barclays Capital High Yield Bond ETF	11	462
SPDR Trust - Series 1	—	45
Vanguard MSCI Emerging Markets ETF	3	122
Vanguard REIT ETF	25	1,592

Total Investment Companies (cost $6,709)		6,700

SHORT TERM INVESTMENTS - 91.8%

Federal Home Loan Bank - 6.9%
Federal Home Loan Bank, 0.13%, 10/05/12 - 11/14/12 (a)	$6,000	6,000
Federal Home Loan Mortgage Corp. - 5.8%
Federal Home Loan Mortgage Corp., 0.12%, 10/15/12 - 12/03/12 (a)	5,000	5,000
Federal National Mortgage Association - 11.6%
Federal National Mortgage Association
0.13%, 10/03/12 - 10/17/12 (a)	3,500	3,500
0.12%, 10/17/12 (a)	1,500	1,500
0.14%, 11/14/12 (a)	5,000	4,999

Investment Company - 21.2%
JNL Money Market Fund, 0.06% (b) (c)	18,316	18,316

Treasury Securities - 46.3%
U.S. Treasury Bill
0.14%, 11/23/12	$13,000	12,999
0.11%, 12/20/12 (d)	26,955	26,950
		39,949
Total Short Term Investments (cost $79,262)		79,264

Total Investments - 99.6% (cost $85,971)		85,964
Other Assets and Liabilities, Net - 0.4%		319
Total Net Assets - 100.0%		$86,283

†                 Par amounts are listed in United States Dollars unless otherwise noted.

(a)         This security is a direct debt of the agency and not collateralized by mortgages.

(b)         Investment in affiliate.

(c)          Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.

(d)         All or a portion of the securities or cash is pledged or segregated collateral.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2012

Curian Dynamic Risk Advantage — Diversified Fund

Notes to Schedules of Investments

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
MSCI Mini EAFE Index Future	December 2012	47	$(132)
MSCI Mini Emerging Markets Index Future	December 2012	24	(21)
S&P 500 E-Mini Index Future	December 2012	65	(18)
U.S. Treasury Note Future, 2-Year	December 2012	68	6
			$(165)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

AUD/USD	12/19/2012	CCI	AUD	532	$548	$6
AUD/USD	12/19/2012	CCI	AUD	64	66	—
AUD/USD	12/19/2012	CCI	AUD	762	785	3
AUD/USD	12/19/2012	CCI	AUD	675	695	(3)
AUD/USD	12/19/2012	CCI	AUD	52	54	—
AUD/USD	12/19/2012	CCI	AUD	270	278	(2)
AUD/USD	12/19/2012	CCI	AUD	181	187	(4)
AUD/USD	12/19/2012	CCI	AUD	136	140	(3)
AUD/USD	12/19/2012	CCI	AUD	71	73	(2)
AUD/USD	12/19/2012	CCI	AUD	143	147	(2)
AUD/USD	12/19/2012	CCI	AUD	7	7	—
AUD/USD	12/19/2012	CCI	AUD	89	92	(1)
AUD/USD	12/19/2012	CCI	AUD	131	135	(1)
CAD/USD	12/19/2012	CCI	CAD	689	700	—
CAD/USD	12/19/2012	CCI	CAD	730	741	(4)
CAD/USD	12/19/2012	CCI	CAD	413	419	(2)
CAD/USD	12/19/2012	CCI	CAD	963	977	(3)
CAD/USD	12/19/2012	CCI	CAD	695	705	(5)
CAD/USD	12/19/2012	CCI	CAD	1,568	1,592	(13)
CAD/USD	12/19/2012	CCI	CAD	121	123	(1)
CAD/USD	12/19/2012	CCI	CAD	20	21	—
CAD/USD	12/19/2012	CCI	CAD	389	395	(5)
CAD/USD	12/19/2012	CCI	CAD	304	309	(4)
CAD/USD	12/19/2012	CCI	CAD	163	165	(1)
CAD/USD	12/19/2012	CCI	CAD	138	140	—
EUR/USD	12/19/2012	CCI	EUR	63	81	—
EUR/USD	12/19/2012	CCI	EUR	126	163	1
EUR/USD	12/19/2012	CCI	EUR	126	163	1
EUR/USD	12/19/2012	CCI	EUR	289	372	(2)
GBP/USD	12/19/2012	CCI	GBP	10	15	—
GBP/USD	12/19/2012	CCI	GBP	19	31	—
GBP/USD	12/19/2012	CCI	GBP	19	31	—
GBP/USD	12/19/2012	CCI	GBP	339	548	1
GBP/USD	12/19/2012	CCI	GBP	73	118	(1)
GBP/USD	12/19/2012	CCI	GBP	29	46	—
GBP/USD	12/19/2012	CCI	GBP	55	88	—
GBP/USD	12/19/2012	CCI	GBP	107	172	(1)
GBP/USD	12/19/2012	CCI	GBP	128	206	(1)
GBP/USD	12/19/2012	CCI	GBP	36	57	—
GBP/USD	12/19/2012	CCI	GBP	85	138	(1)
GBP/USD	12/19/2012	CCI	GBP	142	229	(1)
JPY/USD	12/19/2012	CCI	JPY	1,233	16	—
JPY/USD	12/19/2012	CCI	JPY	2,466	32	—
JPY/USD	12/19/2012	CCI	JPY	33,626	431	(1)
JPY/USD	12/19/2012	CCI	JPY	2,466	32	—
JPY/USD	12/19/2012	CCI	JPY	4,119	53	—
JPY/USD	12/19/2012	CCI	JPY	12,118	155	—
JPY/USD	12/19/2012	CCI	JPY	4,738	61	—
JPY/USD	12/19/2012	CCI	JPY	9,111	117	—
JPY/USD	12/19/2012	CCI	JPY	7,165	92	1
JPY/USD	12/19/2012	CCI	JPY	10,379	133	—
JPY/USD	12/19/2012	CCI	JPY	5,971	77	1
JPY/USD	12/19/2012	CCI	JPY	4,777	61	1
JPY/USD	12/19/2012	CCI	JPY	7,962	102	1
JPY/USD	12/19/2012	CCI	JPY	1,990	26	—
JPY/USD	12/19/2012	CCI	JPY	8,888	114	—
JPY/USD	12/19/2012	CCI	JPY	12,296	158	—
JPY/USD	12/19/2012	CCI	JPY	68,976	885	1
JPY/USD	12/19/2012	CCI	JPY	39,832	511	1
NOK/USD	12/19/2012	CCI	NOK	1,106	193	2
NOK/USD	12/19/2012	CCI	NOK	541	94	1
NOK/USD	12/19/2012	CCI	NOK	758	132	1
NOK/USD	12/19/2012	CCI	NOK	1,519	264	2
NZD/USD	12/19/2012	CCI	NZD	203	167	6
NZD/USD	12/19/2012	CCI	NZD	866	714	16
NZD/USD	12/19/2012	CCI	NZD	706	582	14
NZD/USD	12/19/2012	CCI	NZD	109	90	1
NZD/USD	12/19/2012	CCI	NZD	5	4	—
NZD/USD	12/19/2012	CCI	NZD	14	11	—
NZD/USD	12/19/2012	CCI	NZD	10	8	—
NZD/USD	12/19/2012	CCI	NZD	155	128	—
NZD/USD	12/19/2012	CCI	NZD	514	424	3
SEK/USD	12/19/2012	CCI	SEK	5,583	848	7
SEK/USD	12/19/2012	CCI	SEK	5,755	874	8
SEK/USD	12/19/2012	CCI	SEK	1,016	154	1
SEK/USD	12/19/2012	CCI	SEK	2,032	309	3
SEK/USD	12/19/2012	CCI	SEK	366	56	—
SEK/USD	12/19/2012	CCI	SEK	773	117	—
SEK/USD	12/19/2012	CCI	SEK	481	73	—
SEK/USD	12/19/2012	CCI	SEK	2,315	352	2
USD/AUD	12/19/2012	CCI	AUD	(106)	(110)	—
USD/CAD	12/19/2012	CCI	CAD	(46)	(46)	—
USD/CAD	12/19/2012	CCI	CAD	(15)	(15)	—
USD/CAD	12/19/2012	CCI	CAD	(36)	(37)	—
USD/CAD	12/19/2012	CCI	CAD	(61)	(62)	1
USD/CAD	12/19/2012	CCI	CAD	(55)	(56)	1
USD/CAD	12/19/2012	CCI	CAD	(126)	(128)	—
USD/EUR	12/19/2012	CCI	EUR	(544)	(700)	(11)
USD/EUR	12/19/2012	CCI	EUR	(656)	(843)	(6)
USD/EUR	12/19/2012	CCI	EUR	(524)	(673)	(3)

Schedule of Open Forward Foreign Currency Contracts (continued)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

USD/EUR	12/19/2012	CCI	EUR	(824)	$(1,060)	$(4)
USD/EUR	12/19/2012	CCI	EUR	(736)	(947)	(5)
USD/EUR	12/19/2012	CCI	EUR	(577)	(742)	1
USD/EUR	12/19/2012	CCI	EUR	(778)	(1,001)	(1)
USD/EUR	12/19/2012	CCI	EUR	(99)	(127)	1
USD/EUR	12/19/2012	CCI	EUR	(185)	(238)	1
USD/EUR	12/19/2012	CCI	EUR	(325)	(418)	9
USD/EUR	12/19/2012	CCI	EUR	(4)	(6)	—
USD/EUR	12/19/2012	CCI	EUR	(57)	(73)	2
USD/EUR	12/19/2012	CCI	EUR	(237)	(305)	6
USD/EUR	12/19/2012	CCI	EUR	(81)	(104)	2
USD/EUR	12/19/2012	CCI	EUR	(157)	(202)	1
USD/EUR	12/19/2012	CCI	EUR	(812)	(1,044)	—
USD/GBP	12/19/2012	CCI	GBP	(210)	(340)	(5)
USD/GBP	12/19/2012	CCI	GBP	(695)	(1,122)	(9)
USD/GBP	12/19/2012	CCI	GBP	(666)	(1,075)	(8)
USD/GBP	12/19/2012	CCI	GBP	(577)	(931)	(10)
USD/GBP	12/19/2012	CCI	GBP	(500)	(807)	(9)
USD/GBP	12/19/2012	CCI	GBP	(63)	(102)	—
USD/GBP	12/19/2012	CCI	GBP	(295)	(476)	(2)
USD/GBP	12/19/2012	CCI	GBP	(142)	(229)	1
USD/GBP	12/19/2012	CCI	GBP	(58)	(94)	—
USD/GBP	12/19/2012	CCI	GBP	(75)	(121)	—
USD/JPY	12/19/2012	CCI	JPY	(42,286)	(542)	2
USD/NOK	12/19/2012	CCI	NOK	(598)	(104)	(1)
USD/NOK	12/19/2012	CCI	NOK	(1,197)	(208)	(2)
USD/NOK	12/19/2012	CCI	NOK	(1,197)	(208)	(2)
USD/NOK	12/19/2012	CCI	NOK	(482)	(84)	(1)
USD/NOK	12/19/2012	CCI	NOK	(125)	(22)	—
USD/NOK	12/19/2012	CCI	NOK	(241)	(42)	1
USD/NOK	12/19/2012	CCI	NOK	(321)	(56)	1
USD/NZD	12/19/2012	CCI	NZD	(40)	(33)	(1)
USD/NZD	12/19/2012	CCI	NZD	(20)	(17)	—
USD/NZD	12/19/2012	CCI	NZD	(40)	(33)	(1)
USD/NZD	12/19/2012	CCI	NZD	(173)	(142)	(1)
USD/SEK	12/19/2012	CCI	SEK	(2,295)	(349)	(3)
USD/SEK	12/19/2012	CCI	SEK	(91)	(14)	—
USD/SEK	12/19/2012	CCI	SEK	(69)	(10)	—
USD/SEK	12/19/2012	CCI	SEK	(36)	(5)	—
USD/SEK	12/19/2012	CCI	SEK	(39)	(6)	—
USD/SEK	12/19/2012	CCI	SEK	(502)	(76)	—
					$4,417	$(34)

Schedule of Total Return Swap Agreements

Over the Counter Total Return Swap Agreements

Counterparty	Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
CIT	* Alerian MLP Index ETN	1-month Libor + 0.89%	12/14/2012	$7	$22
JPM	* iShares JP Morgan USD Emerging Markets Bond Fund	1-month Libor - 0.30%	12/14/2012	64	45
JPM	* iShares JP Morgan USD Emerging Markets Bond Fund	1-month Libor - 0.45%	12/14/2012	10	7
MSI	* Vanguard REIT ETF	Federal Funds Effective Rate + 0.00%	12/14/2012	43	(132)
MSI	* iShares Barclays Aggregate Bond Fund	Federal Funds Effective Rate + 0.50%	12/14/2012	13	11
MSI	* iShares Barclays Aggregate Bond Fund	Federal Funds Effective Rate - 0.25%	12/14/2012	64	55
MSI	* SPDR Barclays Capital High Yield Bond ETF	Federal Funds Effective Rate - 0.25%	12/14/2012	40	1
MSI	* SPDR Barclays Capital High Yield Bond ETF	Federal Funds Effective Rate - 0.25%	12/14/2012	54	(29)
MSI	* Vanguard REIT ETF	Federal Funds Effective Rate - 0.25%	12/14/2012	80	(245)
MSI	* SPDR Barclays Capital High Yield Bond ETF	Federal Funds Effective Rate - 0.50%	12/14/2012	147	(78)
					$(343)

(1) Notional amount is stated in USD unless otherwise noted.

* Total return swap agreement fair valued in good faith in accordance with procedures established by the Trust’s Board of Trustees.  Fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 disclosures based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Schedules of Investments.

	Shares/Par †	Value
Curian Dynamic Risk Advantage - Aggressive Fund
INVESTMENT COMPANIES - 2.8%
iPath S&P 500 Dynamic VIX ETN	11	$574
iPath S&P 500 VIX Mid-Term Futures ETN	4	152
iShares Barclays Capital 1-3 Year Treasury Bond Fund	—	13
iShares MSCI EAFE Index Fund	—	21
iShares Russell 2000 Index Fund	—	2
SPDR Trust - Series 1	—	26
Vanguard MSCI Emerging Markets ETF	1	40
VelocityShares Daily Inverse VIX Short Term ETN	4	61

Total Investment Companies (cost $923)		889

SHORT TERM INVESTMENTS - 94.5%

Federal Home Loan Bank - 6.4%
Federal Home Loan Bank, 0.13%, 10/10/12 - 12/05/12 (a)	$2,000	2,000

Federal Home Loan Mortgage Corp. - 7.9%
Federal Home Loan Mortgage Corp.
0.13%, 10/09/12 (a)	1,000	1,000
0.12%, 10/15/12 (a)	1,500	1,500
		2,500
Federal National Mortgage Association - 14.3%
Federal National Mortgage Association
0.13%, 10/10/12 - 10/17/12 (a)	2,500	2,500
0.11%, 12/04/12 (a)	2,000	2,000
		4,500
Investment Company - 15.5%
JNL Money Market Fund, 0.06% (b) (c)	4,889	4,889

Treasury Securities - 50.4%
U.S. Treasury Bill
0.14%, 11/23/12	$4,000	3,999
0.11%, 12/20/12 (d)	11,895	11,893
		15,892
Total Short Term Investments (cost $29,780)		29,781

Total Investments - 97.3% (cost $30,703)		30,670
Other Assets and Liabilities, Net - 2.7%		847
Total Net Assets - 100.0%		$31,517

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	This security is a direct debt of the agency and not collateralized by mortgages.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.
(d)	All or a portion of the securities or cash is pledged or segregated collateral.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2012

Curian Dynamic Risk Advantage — Aggressive Fund

Notes to Schedules of Investments

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
MSCI Mini EAFE Index Future	December 2012	25	$(71)
MSCI Mini Emerging Markets Index Future	December 2012	35	(33)
Russell 2000 Mini Index Future	December 2012	22	(13)
S&P 500 E-Mini Index Future	December 2012	27	(4)
U.S. Treasury Note Future, 2-Year	December 2012	57	6
			$(115)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

AUD/USD	12/19/2012	CCI	AUD	96	$99	$1
AUD/USD	12/19/2012	CCI	AUD	60	62	—
AUD/USD	12/19/2012	CCI	AUD	12	12	—
AUD/USD	12/19/2012	CCI	AUD	137	142	1
AUD/USD	12/19/2012	CCI	AUD	108	111	(1)
AUD/USD	12/19/2012	CCI	AUD	21	22	—
AUD/USD	12/19/2012	CCI	AUD	28	29	—
BRL/USD	12/19/2012	CCI	BRL	873	426	1
BRL/USD	12/19/2012	CCI	BRL	49	24	—
BRL/USD	12/19/2012	CCI	BRL	60	29	—
CAD/USD	12/19/2012	CCI	CAD	51	52	—
CAD/USD	12/19/2012	CCI	CAD	53	53	—
CAD/USD	12/19/2012	CCI	CAD	30	30	—
CAD/USD	12/19/2012	CCI	CAD	69	70	—
CAD/USD	12/19/2012	CCI	CAD	50	51	(1)
CAD/USD	12/19/2012	CCI	CAD	64	65	(1)
CAD/USD	12/19/2012	CCI	CAD	102	103	(1)
CAD/USD	12/19/2012	CCI	CAD	25	25	—
CAD/USD	12/19/2012	CCI	CAD	25	25	—
CLP/USD	12/19/2012	CCI	CLP	204,360	426	—
CLP/USD	12/19/2012	CCI	CLP	12,076	25	—
CLP/USD	12/19/2012	CCI	CLP	13,021	27	—
NOK/USD	12/19/2012	CCI	NOK	960	167	2
NOK/USD	12/19/2012	CCI	NOK	470	82	1
NOK/USD	12/19/2012	CCI	NOK	1,037	181	2
NOK/USD	12/19/2012	CCI	NOK	135	23	—
NOK/USD	12/19/2012	CCI	NOK	158	28	—
NZD/USD	12/19/2012	CCI	NZD	234	193	4
NZD/USD	12/19/2012	CCI	NZD	191	158	4
NZD/USD	12/19/2012	CCI	NZD	104	85	1
NZD/USD	12/19/2012	CCI	NZD	23	19	—
NZD/USD	12/19/2012	CCI	NZD	29	24	—
RUB/USD	12/19/2012	CCI	RUB	13,606	430	4
RUB/USD	12/19/2012	CCI	RUB	387	12	—
RUB/USD	12/19/2012	CCI	RUB	1,108	35	—
USD/AUD	12/19/2012	CCI	AUD	(29)	(30)	—
USD/BRL	12/19/2012	CCI	BRL	(62)	(30)	—
USD/CAD	12/19/2012	CCI	CAD	(29)	(29)	—
USD/CLP	12/19/2012	CCI	CLP	(15,448)	(32)	—
USD/NOK	12/19/2012	CCI	NOK	(185)	(32)	—
USD/NZD	12/19/2012	CCI	NZD	(35)	(29)	—
USD/RUB	12/19/2012	CCI	RUB	(993)	(31)	—
USD/ZAR	12/19/2012	CCI	ZAR	(287)	(34)	—
ZAR/USD	12/19/2012	CCI	ZAR	3,506	417	2
ZAR/USD	12/19/2012	CCI	ZAR	264	31	(1)
ZAR/USD	12/19/2012	CCI	ZAR	233	28	—
					$3,574	$18

Schedule of Total Return Swap Agreements

Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
BOA	* iPath S&P 500 VIX Mid- Term Futures ETN	1-week Libor + 0.20%	12/14/2012	$5	$(4)
BOA	* iPath S&P 500 VIX Mid-Term Futures ETN	1-week Libor + 0.32%	12/14/2012	55	(49)
BOA	* iPath S&P 500 Dynamic VIX ETN	Federal Funds Effective Rate + 0.35%	12/14/2012	21	(11)
BOA	* iPath S&P 500 Dynamic VIX ETN	Federal Funds Effective Rate + 0.50%	12/14/2012	9	(5)
JPM	* VelocityShares Daily Inverse VIX Short-Term ETN	1-week Libor - 0.20%	12/14/2012	155	145
MSI	* iPath S&P 500 Dynamic VIX ETN	Federal Funds Effective Rate + 0.50%	12/14/2012	23	(12)
					$64

(1) Notional amount is stated in USD unless otherwise noted.

* Total return swap agreement fair valued in good faith in accordance with procedures established by the Board.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2012

	Shares	Value
Curian Dynamic Risk Advantage - Income Fund
INVESTMENT COMPANIES - 95.6%
iShares Barclays Capital 1-3 Year Treasury Bond Fund	101	$8,575
iShares Barclays Credit Bond Fund	37	4,160
iShares JPMorgan USD Emerging Markets Bond Fund	36	4,311
PowerShares Preferred Portfolio	285	4,213
SPDR Barclays Capital High Yield Bond ETF	104	4,198
SPDR Dow Jones Global Real Estate ETF	104	4,234
SPDR S&P Dividend ETF	73	4,235
SPDR S&P International Dividend ETF	89	4,029

Total Investment Companies (cost $37,539)		37,955

SHORT TERM INVESTMENTS - 4.2%
Investment Company - 4.2%
JNL Money Market Fund, 0.06% (a) (b)	1,679	1,679

Total Short Term Investments (cost $1,679)		1,679

Total Investments - 99.8% (cost $39,218)		39,634
Other Assets and Liabilities, Net - 0.2%		91
Total Net Assets - 100.0%		$39,725

(a)   Investment in affiliate.

(b)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.

Curian/American Funds Growth Fund
INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series - Growth Fund - Class 1	58	$3,482

Total Investment Companies (cost $3,319)		3,482

Total Investments - 100.1% (cost $3,319)		3,482
Other Assets and Liabilities, Net - (0.1%)		(2)
Total Net Assets - 100.0%		$3,480

Curian/Epoch Global Shareholder Yield Fund
COMMON STOCKS - 95.9%
CONSUMER DISCRETIONARY - 10.2%
Comcast Corp. - Special Class A	5	$174
Compass Group Plc	11	121
Daimler AG	4	193
Genuine Parts Co.	2	95
Mattel Inc.	5	173
McDonald’s Corp.	1	88
Pearson Plc	14	282
ProSiebenSat.1 Media AG	4	93
Regal Entertainment Group - Class A	8	111
Shaw Communications Inc. - Class B	8	155
Time Warner Inc.	3	132
		1,617
CONSUMER STAPLES - 18.1%
Altria Group Inc.	8	258
Anheuser-Busch InBev NV	3	240
British American Tobacco Plc	3	139
Coca-Cola Co.	2	89
Coca-Cola Enterprises Inc.	3	90
Diageo Plc - ADR	2	195
HJ Heinz Co.	1	82
Imperial Tobacco Group Plc	7	245
Kimberly-Clark Corp.	3	260
Lorillard Inc.	2	193
Nestle SA	4	260
PepsiCo Inc.	1	75
Philip Morris International Inc.	3	232
Reckitt Benckiser Group Plc	2	120
Reynolds American Inc.	5	208
Unilever Plc	2	88
WM Morrison Supermarkets Plc	19	87
		2,861
ENERGY - 7.7%
ConocoPhillips	2	116
Diamond Offshore Drilling Inc.	2	117
Enterprise Products Partners LP	2	130
Exxon Mobil Corp.	1	91
Kinder Morgan Energy Partners LP	2	166
MarkWest Energy Partners LP	2	82
Royal Dutch Shell Plc - ADR - Class A	3	213
Spectra Energy Corp.	3	82
Total SA	4	213
		1,210
FINANCIALS - 5.8%
Arthur J. Gallagher & Co.	5	165
CME Group Inc.	1	80
Muenchener Rueckversicherungs AG	1	205
NYSE Euronext	4	98
SCOR SE	7	188
Travelers Cos. Inc.	1	90
Westpac Banking Corp.	4	93
		919
HEALTH CARE - 8.7%
Abbott Laboratories	2	107
AstraZeneca Plc - ADR	4	197
Bayer AG	1	104
Bristol-Myers Squibb Co.	3	112
GlaxoSmithKline Plc	6	147
Johnson & Johnson	2	118
Merck & Co. Inc.	3	129
Novartis AG	3	159
Roche Holding AG	1	161
Sanofi-Aventis SA	2	132
		1,366
INDUSTRIALS - 9.8%
BAE Systems Plc	32	166
Deere & Co.	1	80
Emerson Electric Co.	3	147
Firstgroup Plc	32	123
Honeywell International Inc.	3	155
Lockheed Martin Corp.	2	207
Meggitt Plc	18	114
Orkla ASA	14	109
Pitney Bowes Inc.	6	84
RR Donnelley & Sons Co.	9	97
Vinci SA	4	158
Waste Management Inc.	3	106
		1,546
INFORMATION TECHNOLOGY - 5.8%
Automatic Data Processing Inc.	2	95
Diebold Inc.	4	119
KLA-Tencor Corp.	3	122

See accompanying Notes to Schedules of Investments.

	Shares	Value
Microchip Technology Inc.	6	184
Microsoft Corp.	4	132
Oracle Corp.	5	152
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7	118
		922
MATERIALS - 2.7%
BASF SE	3	228
EI Du Pont de Nemours & Co.	4	195
		423
TELECOMMUNICATION SERVICES - 15.3%
AT&T Inc.	5	203
BCE Inc.	7	317
CenturyTel Inc.	6	237
China Mobile Ltd. - ADR	1	74
Deutsche Telekom AG	13	156
France Telecom SA	10	119
Philippine Long Distance Telephone Co. - ADR	1	77
Rogers Communications Inc. - Class B	3	136
Swisscom AG	1	267
Telstra Corp. Ltd.	27	111
Verizon Communications Inc.	6	263
Vivendi SA	8	159
Vodafone Group Plc	104	297
		2,416
UTILITIES - 11.8%
CMS Energy Corp.	5	121
Duke Energy Corp.	4	254
Integrys Energy Group Inc.	4	196
National Grid Plc	23	254
NiSource Inc.	3	79
PPL Corp.	3	77
SCANA Corp.	2	96
Southern Co.	2	74
SSE Plc	7	164
TECO Energy Inc.	7	126
Terna Rete Elettrica Nazionale SpA	39	146
United Utilities Group Plc	15	172
Vectren Corp.	4	104
		1,863
Total Common Stocks (cost $14,668)		15,143

PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
MetLife Inc., 6.50%, (callable at 25 beginning 11/09/2012), Series B (a)	2	53

Total Preferred Stocks (cost $52)		53

SHORT TERM INVESTMENTS - 4.8%
Investment Company - 4.8%
JNL Money Market Fund, 0.06% (b) (c)	764	764

Total Short Term Investments (cost $764)		764

Total Investments - 101.0% (cost $15,484)		15,960
Other Assets and Liabilities, Net - (1.0%)		(160)
Total Net Assets - 100.0%		$15,800

(a)   Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.

(b)   Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.

Curian/DFA U.S. Micro Cap Fund
COMMON STOCKS - 90.7%
CONSUMER DISCRETIONARY - 15.6%
1-800-Flowers.com Inc. - Class A (a)	5	$19
AFC Enterprises Inc. (a)	4	105
AH Belo Corp. - Class A (a)	3	13
Ambassadors Group Inc.	—	2
America’s Car-Mart Inc. (a)	2	78
American Public Education Inc. (a)	3	117
Ameristar Casinos Inc.	6	105
Arbitron Inc.	5	178
Arctic Cat Inc. (a)	2	95
Asbury Automotive Group Inc. (a)	6	157
Ascent Capital Group Inc. - Class A (a)	2	104
Ballantyne Strong Inc. (a)	2	8
Barnes & Noble Inc. (a)	11	137
Bassett Furniture Industries Inc.	1	9
Bebe Stores Inc.	15	72
Belo Corp. - Class A	17	131
Big 5 Sporting Goods Corp.	3	35
Biglari Holdings Inc. (a)	—	58
Blue Nile Inc. (a)	2	82
Blyth Inc.	3	81
Body Central Corp. (a)	3	30
Bon-Ton Stores Inc.	3	29
Books-A-Million Inc. (a)	1	1
Bravo Brio Restaurant Group Inc. (a)	4	51
Bridgepoint Education Inc. (a)	9	95
Brown Shoe Co. Inc.	8	122
Build-A-Bear Workshop Inc.	2	9
Cache Inc. (a)	2	6
Callaway Golf Co.	13	78
Capella Education Co. (a)	2	81
Career Education Corp. (a)	12	45
Caribou Coffee Co. Inc. (a)	4	49
Carmike Cinemas Inc. (a)	3	36
Carriage Services Inc.	3	31
Carrol’s Restaurant Group Inc. (a)	4	24
Casual Male Retail Group Inc. (a)	7	34
Cato Corp. - Class A	5	146
Cavco Industries Inc. (a)	1	46
CEC Entertainment Inc.	3	95
Central European Media Entertainment Ltd. - Class A (a)	1	8
Cherokee Inc.	1	17
Churchill Downs Inc.	2	122
Citi Trends Inc. (a)	3	33
Collectors Universe Inc.	1	16
Conn’s Inc. (a)	6	128
Core-Mark Holding Co. Inc.	1	47
Corinthian Colleges Inc. (a)	15	36
Culp Inc.	1	17
Cumulus Media Inc. - Class A (a)	21	57
Delta Apparel Inc. (a)	1	21
Destination Maternity Corp.	2	38
Dial Global Inc. (a)	—	—
Digital Generation Inc. (a)	4	42
DineEquity Inc. (a)	3	181
Dover Downs Gaming & Entertainment Inc.	2	4
Drew Industries Inc. (a)	4	121
Education Management Corp. (a)	2	6
Einstein Noah Restaurant Group Inc.	2	32
Entercom Communications Corp. - Class A (a)	—	3
Escalade Inc.	1	6
Ethan Allen Interiors Inc.	5	112
EW Scripps Co. - Class A (a)	8	81

See accompanying Notes to Schedules of Investments.

	Shares	Value
Exide Technologies (a)	14	43
Famous Dave’s Of America Inc. (a)	1	11
Federal-Mogul Corp. (a)	13	121
Fiesta Restaurant Group Inc..	4	67
Flexsteel Industries Inc.	—	5
Fred’s Inc. - Class A	7	93
Frisch’s Restaurants Inc.	1	10
Fuel Systems Solutions Inc. (a)	4	60
Full House Resorts Inc. (a)	3	12
G-III Apparel Group Ltd. (a)	4	129
Gentherm Inc. (a)	5	66
Gordman’s Stores Inc. (a)	3	64
Grand Canyon Education Inc. (a)	8	188
Harte-Hanks Inc.	11	78
Haverty Furniture Cos. Inc.	3	47
Helen of Troy Ltd. (a)	6	181
hhgregg Inc. (a)	6	44
Hooker Furniture Corp.	2	25
Hot Topic Inc.	8	65
Interval Leisure Group Inc.	10	192
iRobot Corp. (a)	5	112
Isle of Capri Casinos Inc. (a)	4	29
ITT Educational Services Inc. (a)	4	135
Johnson Outdoors Inc. - Class A (a)	—	4
Journal Communications Inc. - Class A (a)	8	40
K12 Inc. (a)	7	131
KB Home	14	198
Kirkland’s Inc. (a)	3	32
Kona Grill Inc. (a)	1	10
Krispy Kreme Doughnuts Inc. (a)	12	94
La-Z-Boy Inc. (a)	9	136
Leapfrog Enterprises Inc. - Class A (a)	10	94
Lifetime Brands Inc.	2	24
LIN Television Corp. - Class A (a)	5	22
Lincoln Educational Services Corp.	4	17
Lithia Motors Inc. - Class A	4	130
Luby’s Inc. (a)	1	9
M/I Homes Inc. (a)	3	64
Mac-Gray Corp.	2	25
Maidenform Brands Inc. (a)	4	87
Marine Products Corp.	1	8
MarineMax Inc. (a)	2	14
Martha Stewart Living Omnimedia Inc. - Class A	4	12
Matthews International Corp. - Class A	5	150
Media General Inc. - Class A (a)	3	17
Modine Manufacturing Co. (a)	8	59
Monarch Casino & Resort Inc. (a)	2	14
Movado Group Inc.	3	111
National American University Holdings Inc.	—	1
National CineMedia Inc.	10	164
Nautilus Inc. (a)	5	13
New York & Co. Inc. (a)	11	41
Nexstar Broadcasting Group Inc. - Class A (a)	1	10
NutriSystem Inc.	5	53
OfficeMax Inc.	11	84
Orbitz Worldwide Inc. (a)	11	29
Outdoor Channel Holdings Inc.	—	1
Oxford Industries Inc.	3	169
Pacific Sunwear of California Inc.	10	24
PEP Boys-Manny Moe & Jack	9	96
Perry Ellis International Inc. (a)	3	60
PetMed Express Inc.	4	37
Quicksilver Inc. (a)	29	96
RadioShack Corp.	18	42
Red Lion Hotels Corp. (a)	4	22
Red Robin Gourmet Burgers Inc. (a)	3	85
Regis Corp.	10	187
RG Barry Corp.	2	30
Rick’s Cabaret International Inc. (a)	1	7
Rocky Brands Inc. (a)	1	8
Ruby Tuesday Inc. (a)	11	83
Rue21 Inc. (a)	4	131
Ruth’s Hospitality Group Inc. (a)	6	40
Salem Communications Corp. - Class A	1	4
School Specialty Inc.	3	6
Scientific Games Corp. - Class A (a)	16	135
Shiloh Industries Inc.	—	2
Shoe Carnival Inc.	4	85
Shuffle Master Inc. (a)	10	158
Shutterfly Inc. (a)	5	165
Sinclair Broadcast Group Inc. - Class A	9	105
Skechers U.S.A. Inc. - Class A (a)	7	141
Skullcandy Inc. (a)	5	68
Skyline Corp.	1	6
Smith & Wesson Holding Corp. (a)	12	129
Sonic Automotive Inc. - Class A	7	139
Sonic Corp. (a)	10	107
Spartan Motors Inc.	5	27
Speedway Motorsports Inc.	4	60
Standard Motor Products Inc.	4	74
Stanley Furniture Co. Inc.	—	—
Stein Mart Inc. (a)	7	63
Steiner Leisure Ltd. (a)	2	85
Steinway Musical Instruments Inc. (a)	2	54
Stewart Enterprises Inc. - Class A	15	123
Stoneridge Inc. (a)	4	20
Strayer Education Inc.	2	135
Sturm Ruger & Co. Inc.	3	168
Superior Industries International Inc.	5	83
Systemax Inc. (a)	1	9
Teavana Holdings Inc. (a)	5	67
The Jones Group Inc.	14	184
Tower International Inc. (a)	1	7
Town Sports International Holdings Inc. (a)	4	52
True Religion Apparel Inc.	5	98
U.S. Auto Parts Network Inc. (a)	3	9
Unifi Inc. (a)	2	20
Universal Electronics Inc. (a)	2	26
Universal Technical Institute Inc.	4	61
Valassis Communications Inc. (a)	7	175
Vera Bradley Inc. (a)	7	172
VOXX International Corp. - Class A (a)	3	25
West Marine Inc. (a)	2	22
Winmark Corp.	—	27
Winnebago Industries Inc. (a)	5	66
WMS Industries Inc. (a)	10	159
World Wrestling Entertainment Inc. - Class A	5	40
Zale Corp.	6	40
Zumiez Inc. (a)	6	155
		12,071
CONSUMER STAPLES - 3.0%
Alico Inc.	1	25
Alliance One International Inc. (a)	13	42
Andersons Inc.	3	124
Cal-Maine Foods Inc.	4	175
Central European Distribution Corp. (a)	14	40
Central Garden & Pet Co. - Class A (a)	6	75
Chefs’ Warehouse Inc. (a)	1	14
Chiquita Brands International Inc. (a)	8	63
Coca-Cola Bottling Co. Consolidated	1	89
Craft Brewers Alliance Inc. (a)	1	10
Farmer Bros. Co. (a)	3	28
Ingles Markets Inc. - Class A	2	32
Inter Parfums Inc.	3	59

See accompanying Notes to Schedules of Investments.

	Shares	Value
Inventure Foods Inc. (a)	1	7
J&J Snack Foods Corp.	2	115
Lifeway Foods Inc.	—	2
Medifast Inc. (a)	3	73
MGP Ingredients Inc.	—	1
Nash Finch Co.	1	20
National Beverage Corp. (a)	5	80
Nutraceutical International Corp. (a)	1	11
Oil-Dri Corp. of America	—	10
Omega Protein Corp. (a)	3	23
Orchids Paper Products Co.	1	14
Pantry Inc. (a)	3	50
Post Holdings Inc.	3	102
Prestige Brands Holdings Inc. (a)	9	153
Revlon Inc. - Class A (a)	2	32
Rocky Mountain Chocolate Factory Inc.	1	8
Sanderson Farms Inc.	4	181
Schiff Nutrition International Inc. (a)	4	94
Seneca Foods Corp. - Class A (a)	—	2
Smart Balance Inc. (a)	11	128
Susser Holdings Corp. (a)	4	134
United-Guardian Inc.	—	3
USANA Health Sciences Inc. (a)	3	118
Village Super Market Inc. - Class A	1	28
WD-40 Co.	3	149
		2,314
ENERGY - 5.8%
Adams Resources & Energy Inc.	1	24
Alon USA Energy Inc.	9	125
Amyris Inc. (a)	11	36
Approach Resources Inc. (a)	6	181
Basic Energy Services Inc. (a)	8	84
Bolt Technology Corp.	1	17
BPZ Resources Inc. (a)	21	59
C&J Energy Services Inc. (a)	1	23
Callon Petroleum Co. (a)	7	43
Carrizo Oil & Gas Inc. (a)	7	179
Clayton Williams Energy Inc. (a)	2	113
Cloud Peak Energy Inc. (a)	—	3
Comstock Resources Inc. (a)	9	159
Contango Oil & Gas Co. (a)	3	135
Crimson Exploration Inc. (a)	4	16
Crosstex Energy Inc.	8	118
Dawson Geophysical Co. (a)	—	11
DHT Holdings Inc.	1	9
Double Eagle Petroleum Co.	1	4
Endeavour International Corp. (a)	8	80
EPL Oil & Gas Inc. (a)	7	142
Evolution Petroleum Corp. (a)	1	7
Forbes Energy Services Ltd. (a)	1	5
Forest Oil Corp. (a)	21	178
Gevo Inc. (a)	7	14
Global Geophysical Services Inc. (a)	1	7
Green Plains Renewable Energy Inc. (a)	5	30
Gulf Island Fabrication Inc.	3	71
Gulfmark Offshore Inc. - Class A (a)	5	159
Harvest Natural Resources Inc. (a)	7	60
Hercules Offshore Inc. (a)	28	138
ION Geophysical Corp. (a)	28	193
James River Coal Co. (a)	6	18
Magnum Hunter Resources Corp. (a)	30	133
Matrix Service Co. (a)	5	53
Miller Energy Resources Inc. (a)	7	38
Mitcham Industries Inc. (a)	2	37
Natural Gas Services Group Inc. (a)	2	24
Newpark Resources Inc. (a)	16	116
Nordic American Tankers Ltd.	9	95
Overseas Shipholding Group Inc.	5	36
Panhandle Oil and Gas Inc. - Class A	1	38
Parker Drilling Co. (a)	21	89
PDC Energy Inc. (a)	5	171
Penn Virginia Corp.	8	51
PetroQuest Energy Inc. (a)	11	77
PHI Inc. (a)	1	37
Pioneer Energy Services Corp. (a)	11	86
Pyramid Oil Co. (a)	1	3
Quicksilver Resources Inc. (a)	31	125
Rentech Inc. (a)	39	96
Rex Energy Corp. (a)	9	126
RigNet Inc. (a)	1	15
Saratoga Resources Inc. (a)	1	8
Swift Energy Co. (a)	8	161
Synergy Resources Corp. (a)	1	5
Tesco Corp. (a)	7	74
Tetra Technologies Inc. (a)	14	84
TGC Industries Inc. (a)	4	26
Triangle Petroleum Corp. (a)	8	57
Uranium Energy Corp. (a)	6	15
VAALCO Energy Inc. (a)	10	88
Warren Resources Inc. (a)	13	39
Willbros Group Inc. (a)	9	47
		4,491
FINANCIALS - 15.5%
1st Source Corp.	4	95
1st United Bancorp Inc. (a)	2	12
Access National Corp.	1	15
Alliance Financial Corp.	—	13
American Equity Investment Life Holding Co.	11	130
American National Bankshares Inc.	1	20
American Safety Insurance Holdings Ltd. (a)	1	12
Ameris Bancorp (a)	2	26
Amerisafe Inc. (a)	3	89
Arrow Financial Corp.	2	54
Artio Global Investors Inc. - Class A	10	29
Asset Acceptance Capital Corp. (a)	—	—
Asta Funding Inc.	1	8
Astoria Financial Corp.	18	173
AV Homes Inc. (a)	2	23
Baldwin & Lyons Inc. - Class B	1	22
BancFirst Corp.	2	97
Bancorp Inc. (a)	1	15
Bank Mutual Corp.	4	20
Bank of Commerce Holdings	—	1
BankFinancial Corp.	3	25
Banner Corp.	3	92
Bar Harbor Bankshares	—	14
BBCN Bancorp Inc. (a)	14	176
Beneficial Mutual Bancorp Inc. (a)	1	7
Berkshire Hills Bancorp Inc.	4	80
BofI Holding Inc. (a)	2	54
Boston Private Financial Holdings Inc.	14	135
Bridge Bancorp Inc.	—	7
Bridge Capital Holdings (a)	1	13
Brookline Bancorp Inc.	13	110
Bryn Mawr Bank Corp.	1	27
C&F Financial Corp.	—	12
Calamos Asset Management Inc. - Class A	3	33
Camden National Corp.	1	45
Capital City Bank Group Inc.	1	10
Capital Southwest Corp.	—	30
Cardinal Financial Corp.	5	75
Center Bancorp Inc.	1	10
CenterState Banks of Florida Inc.	—	4
Central Pacific Financial Corp. (a)	—	3

See accompanying Notes to Schedules of Investments.

	Shares	Value
Century Bancorp Inc. - Class A	—	13
Chemical Financial Corp.	5	119
Citizens Inc. - Class A (a)	5	47
City Holdings Co.	3	96
Clifton Savings Bancorp Inc.	1	7
CNB Financial Corp.	2	26
CoBiz Financial Inc.	5	34
Columbia Banking System Inc.	7	130
Community Bankers Trust Corp. (a)	—	1
Community Trust Bancorp Inc.	3	100
Consolidated-Tomoka Land Co.	1	16
Cowen Group Inc. - Class A (a)	18	48
Crawford & Co. - Class B	1	4
Crawford & Co. - Class A	1	5
DFC Global Corp. (a)	8	132
Diamond Hill Investment Group Inc.	1	44
Dime Community Bancshares Inc.	6	87
Donegal Group Inc. - Class A	1	18
Duff & Phelps Corp. - Class A	7	98
Eastern Insurance Holdings Inc.	1	13
eHealth Inc. (a)	3	65
EMC Insurance Group Inc.	2	34
Employer Holdings Inc.	6	101
Encore Capital Group Inc. (a)	4	125
Enterprise Financial Services Corp.	1	17
Epoch Holding Corp.	1	29
ESSA Bancorp Inc.	1	11
Evercore Partners Inc. - Class A	5	136
Federal Agricultural Mortgage Corp. - Class C	2	41
Federated National Holding Co. (a)	—	2
Financial Institutions Inc.	1	17
First Bancorp Inc.	1	15
First Bancorp Inc. (a)	30	131
First Bancorp Inc.	1	7
First Busey Corp.	14	66
First Commonwealth Financial Corp.	19	131
First Community Bancshares Inc.	2	32
First Connecticut Bancorp Inc.	3	34
First Defiance Financial Corp.	1	25
First Financial Bancorp	10	177
First Financial Corp.	2	55
First Financial Holdings Inc.	2	24
First Financial Northwest Inc. (a)	1	12
First Interstate BancSystem Inc. - Class A	3	46
First Merchants Corp.	5	72
First Midwest Bancorp Inc.	13	167
First PacTrust Bancorp Inc.	1	7
First South Bancorp Inc.	—	2
Flushing Financial Corp.	5	77
Forestar Group Inc. (a)	6	103
Fortegra Financial Corp. (a)	1	9
Fox Chase Bancorp Inc.	—	7
Franklin Financial Corp. (a)	1	17
FXCM Inc. - Class A	6	58
Gain Capital Holdings Inc.	2	9
German American Bancorp Inc.	1	15
GFI Group Inc.	13	41
Global Indemnity Plc (a)	1	25
Great Southern Bancorp Inc.	1	20
Green Dot Corp. - Class A (a)	6	68
Greenlight Capital Re Ltd. - Class A (a)	5	134
Hallmark Financial Services Inc. (a)	2	12
Hanmi Financial Corp. (a)	6	72
Harris & Harris Group Inc. (a)	3	10
Heartland Financial USA Inc.	2	53
Heritage Commerce Corp. (a)	2	13
Heritage Financial Corp.	2	25
HFF Inc. - Class A (a)	7	98
Hilltop Holdings Inc. (a)	10	127
Hingham Institution for Savings	—	1
Home Bancshares Inc.	5	171
Home Federal Bancorp Inc.	2	21
Homeowners Choice Inc.	2	40
Horace Mann Educators Corp.	7	128
Horizon Bancorp	1	14
Hudson Valley Holding Corp.	1	11
Imperial Holdings Inc.	1	3
Independence Holding Co.	1	9
Independent Bank Corp.	4	115
Interactive Brokers Group Inc.	8	115
INTL FCStone Inc. (a)	3	55
Investors Title Co.	—	13
Kaiser Federal Financial Group Inc.	1	10
KBW Inc.	6	102
Kearny Financial Corp.	1	13
Kennedy-Wilson Holdings Inc.	11	159
Lakeland Bancorp Inc.	2	16
Lakeland Financial Corp.	3	80
Maiden Holdings Ltd.	12	106
MainSource Financial Group Inc.	3	36
Marlin Business Services Inc.	2	38
MBT Financial Corp.	2	5
Medallion Financial Corp.	4	41
Mercantile Bank Corp. (a)	1	23
Merchants Bancshares Inc.	—	14
Meridian Interstate BanCorp Inc. (a)	—	7
Metro Bancorp Inc. (a)	2	31
MetroCorp Bancshares Inc. (a)	1	6
MicroFinancial Inc.	1	11
MidWestOne Financial Group Inc.	—	11
National Financial Partners Corp. (a)	7	120
National Interstate Corp.	1	32
National Western Life Insurance Co. - Class A	—	21
Navigators Group Inc. (a)	2	103
NBT Bancorp Inc.	6	133
Netspend Holdings Inc. (a)	13	131
NewStar Financial Inc. (a)	7	81
North Valley Bancorp (a)	—	3
Northfield Bancorp Inc.	3	42
OceanFirst Financial Corp.	1	14
OmniAmerican Bancorp Inc. (a)	2	38
Oppenheimer Holdings Inc. - Class A	1	12
Oriental Financial Group Inc.	7	76
Oritani Financial Corp.	8	122
Pacific Continental Corp.	2	21
Pacific Mercantile Bancorp. (a)	1	7
Pacific Premier Bancorp Inc. (a)	1	5
PacWest Bancorp	6	148
Park National Corp.	3	191
Park Sterling Corp. (a)	5	26
Peapack Gladstone Financial Corp.	1	11
Peoples Bancorp Inc.	2	34
PHH Corp. (a)	7	149
Phoenix Cos. Inc. (a)	1	31
Pico Holdings Inc. (a)	4	94
Pinnacle Financial Partners Inc. (a)	6	119
Preferred Bank (a)	—	1
Provident Financial Holdings Inc.	—	2
Provident Financial Services Inc.	11	169
Provident New York Bancorp	4	36
Renasant Corp.	3	63
Republic Bancorp Inc. - Class A	3	66
Resource America Inc. - Class A	1	7
Rockville Financial Inc.	5	57
Roma Financial Corp.	1	11
S&T Bancorp Inc.	2	27

See accompanying Notes to Schedules of Investments.

	Shares	Value
Safeguard Scientifics Inc. (a)	3	52
Safety Insurance Group Inc.	3	127
Sandy Spring Bancorp Inc.	3	56
SCBT Financial Corp.	3	109
Security National Financial Corp. - Class A (a)	—	1
Selective Insurance Group	10	185
Sierra Bancorp	1	17
Simmons First National Corp. - Class A	2	50
Southside Bancshares Inc.	3	59
Southwest Bancorp Inc. (a)	3	33
State Auto Financial Corp.	4	64
StellarOne Corp.	2	32
Sterling Bancorp	5	52
Stewart Information Services Corp.	3	65
Suffolk Bancorp (a)	2	24
Sun Bancorp Inc. (a)	3	9
SY Bancorp Inc.	2	59
Taylor Capital Group Inc. (a)	4	75
Tejon Ranch Co. (a)	4	107
Territorial Bancorp Inc.	1	27
Thomas Properties Group Inc.	8	45
Tompkins Financial Corp.	2	79
Tower Group Inc.	7	132
TowneBank	2	35
Tree.com Inc. (a)	2	32
Trico Bancshares	—	7
TrustCo Bank Corp.	17	96
Union First Market Bankshares Corp.	—	—
United Community Banks Inc. (a)	10	86
United Community Financial Corp.	1	4
United Financial Bancorp Inc.	3	40
United Fire Group Inc.	4	113
Universal Insurance Holdings Inc.	7	27
Univest Corp. of Pennsylvania	1	18
ViewPoint Financial Group	7	135
Virginia Commerce Bancorp Inc. (a)	2	17
Virtus Investment Partners Inc. (a)	1	124
Walker & Dunlop Inc. (a)	4	62
Washington Banking Co.	1	12
Washington Trust Bancorp Inc.	1	23
Waterstone Financial Inc.	1	6
WesBanco Inc.	4	88
West Bancorp Inc.	1	6
West Coast Bancorp	3	72
Western Alliance Bancorp (a)	15	151
Westfield Financial Inc.	4	32
Westwood Holdings Group Inc.	1	36
Wilshire Bancorp Inc. (a)	13	80
World Acceptance Corp. (a)	2	154
WSFS Financial Corp.	1	46
		11,997
HEALTH CARE - 9.0%
Accuray Inc. (a)	13	90
Acorda Therapeutics Inc. (a)	7	184
Affymetrix Inc. (a)	12	53
Albany Molecular Research Inc.	2	8
Almost Family Inc. (a)	1	23
Amedisys Inc. (a)	5	76
AMN Healthcare Services Inc. (a)	7	73
Amsurg Corp. (a)	6	159
Analogic Corp.	2	172
AngioDynamics Inc. (a)	6	76
Anika Therapeutics Inc. (a)	2	37
Arthrocare Corp. (a)	5	162
Astex Pharmaceuticals (a)	17	51
Atrion Corp.	—	17
AVEO Pharmaceuticals Inc. (a)	8	81
Bio-Reference Labs Inc. (a)	5	140
BioClinica Inc. (a)	—	1
BioMimetic Therapeutics Inc.	1	4
BioScrip Inc. (a)	11	96
Bovie Medical Corp.	1	2
Cambrex Corp. (a)	5	62
Cantel Medical Corp.	5	131
Capital Senior Living Corp. (a)	5	72
Chindex International Inc. (a)	1	12
Codexis Inc. (a)	7	20
Complete Genomics Inc.	4	12
Computer Programs & Systems Inc.	2	108
Conmed Corp.	5	146
Corvel Corp. (a)	2	73
Cross Country Healthcare Inc. (a)	4	21
CryoLife Inc.	5	33
Cumberland Pharmaceuticals Inc. (a)	3	18
Cutera Inc. (a)	1	10
Cyclacel Pharmaceuticals Inc. (a)	1	5
Cynosure Inc. - Class A (a)	2	48
DUSA Pharmaceuticals Inc. (a)	3	20
Emergent BioSolutions Inc. (a)	6	91
Ensign Group Inc.	4	116
Enzon Pharmaceuticals Inc. (a)	8	57
Exactech Inc. (a)	1	22
ExamWorks Group Inc. (a)	5	81
Five Star Quality Care Inc. (a)	8	41
Gentiva Health Services Inc. (a)	5	61
Greatbatch Inc. (a)	4	103
Hanger Orthopedic Group Inc. (a)	6	176
Harvard Bioscience Inc. (a)	2	9
Healthways Inc. (a)	6	70
Hi-Tech Pharmacal Co. Inc. (a)	2	76
Horizon Pharma Inc. (a)	1	2
ICU Medical Inc. (a)	3	157
Invacare Corp.	5	77
IPC The Hospitalist Co. Inc. (a)	3	135
IRIS International Inc. (a)	1	15
Kindred Healthcare Inc. (a)	9	107
Landauer Inc.	2	100
Lannett Co. Inc. (a)	1	5
LHC Group Inc. (a)	3	59
MedAssets Inc. (a)	10	187
Meridian Bioscience Inc.	7	141
Merit Medical Systems Inc. (a)	7	112
Metropolitan Health Networks Inc. (a)	8	74
Molina Healthcare Inc. (a)	6	143
Momenta Pharmaceuticals Inc. (a)	9	134
Myrexis Inc. (a)	—	1
National Healthcare Corp.	1	69
National Research Corp.	—	6
Natus Medical Inc. (a)	5	69
NuVasive Inc. (a)	8	179
Obagi Medical Products Inc. (a)	3	42
Omnicell Inc. (a)	6	82
Orthofix International NV (a)	3	150
Palomar Medical Technologies Inc. (a)	1	7
PDI Inc. (a)	2	16
PDL BioPharma Inc.	25	192
PharMerica Corp. (a)	5	65
PhotoMedex Inc. (a)	4	55
Pozen Inc. (a)	5	36
Progenics Pharmaceuticals Inc. (a)	6	17
Providence Services Corp. (a)	2	22
RadNet Inc.	—	1
Repligen Corp. (a)	6	33
Rochester Medical Corp. (a)	2	26
RTI Biologics Inc. (a)	10	42

See accompanying Notes to Schedules of Investments.

	Shares	Value
Sciclone Pharmaceuticals Inc. (a)	10	57
Skilled Healthcare Group Inc. - Class A (a)	1	4
Solta Medical Inc. (a)	12	38
Spectrum Pharmaceuticals Inc. (a)	11	126
SurModics Inc. (a)	3	63
Symmetry Medical Inc. (a)	7	64
Targacept Inc. (a)	6	29
Tornier BV (a)	7	135
TranS1 Inc. (a)	2	4
Transcept Pharmaceuticals Inc. (a)	3	18
Triple-S Management Corp. - Class B (a)	2	46
Trius Therapeutics Inc. (a)	3	17
Universal American Corp. (a)	15	136
US Physical Therapy Inc.	2	51
Utah Medical Products Inc.	1	17
Vanguard Health Systems Inc. (a)	13	161
Vascular Solutions Inc. (a)	3	43
Wizzard Software Corp. (a)	—	1
Wright Medical Group Inc. (a)	7	157
Young Innovations Inc.	1	43
		6,967
INDUSTRIALS - 15.5%
AAON Inc.	3	59
AAR Corp.	7	118
ABM Industries Inc.	10	182
Accuride Corp. (a)	8	40
Aceto Corp.	5	44
Acorn Energy Inc.	3	25
Adept Technology Inc. (a)	—	1
Aegion Corp. (a)	7	133
Aerovironment Inc. (a)	4	94
Air Transport Services Group Inc. (a)	12	51
Alamo Group Inc.	—	13
Albany International Corp. - Class A	5	110
Altra Holdings Inc.	5	88
Ameresco Inc. - Class A (a)	4	46
American Railcar Industries Inc. (a)	4	108
American Reprographics Co. (a)	6	27
American Science & Engineering Inc.	1	97
American Superconductor Corp. (a)	9	39
American Woodmark Corp. (a)	3	51
Ampco-Pittsburgh Corp.	2	34
Apogee Enterprises Inc.	5	99
Argan Inc.	1	17
Arkansas Best Corp.	5	36
Astec Industries Inc. (a)	4	129
Astronics Corp. (a)	2	55
AZZ Inc.	5	172
Badger Meter Inc.	3	95
Barrett Business Services Inc.	1	32
Blount International Inc. (a)	9	116
Briggs & Stratton Corp.	9	159
CAI International Inc. (a)	3	55
Cascade Corp.	2	109
CBIZ Inc. (a)	8	46
CDI Corp.	3	56
Ceco Environmental Corp.	3	26
Celadon Group Inc.	4	65
Ceradyne Inc.	4	105
CIRCOR International Inc.	3	117
Coleman Cable Inc.	2	19
Columbus Mckinnon Corp. (a)	3	52
Comfort Systems USA Inc.	7	73
Commercial Vehicle Group Inc. (a)	5	38
Consolidated Graphics Inc. (a)	2	47
Courier Corp.	1	6
Covenant Transportation Group Inc. - Class A	1	6
CPI Aerostructures Inc. (a)	1	16
Dolan Media Co. (a)	3	14
Douglas Dynamics Inc.	4	59
Ducommun Inc. (a)	2	26
DXP Enterprises Inc. (a)	2	119
Dycom Industries Inc. (a)	6	86
Dynamic Materials Corp.	2	36
Eagle Bulk Shipping Inc.	1	4
Eastern Co.	1	11
Echo Global Logistics Inc. (a)	4	71
Encore Wire Corp.	4	107
Energy Recovery Inc. (a)	3	8
EnergySolutions Inc. (a)	16	44
EnerNOC Inc. (a)	5	66
Engility Holdings Inc.	1	11
Ennis Inc.	3	50
EnPro Industries Inc. (a)	4	133
ESCO Technologies Inc.	5	186
Espey Manufacturing & Electronics Corp.	—	8
Exponent Inc. (a)	2	106
Federal Signal Corp. (a)	11	69
Flow International Corp. (a)	9	32
Forward Air Corp.	5	158
Franklin Covey Co. (a)	3	35
FreightCar America Inc.	1	26
Fuel Tech Inc.	1	2
Furmanite Corp. (a)	5	31
G&K Services Inc. - Class A	3	105
Genco Shipping & Trading Ltd. (a)	7	26
GenCorp Inc. (a)	11	101
Gibraltar Industries Inc. (a)	5	69
Global Power Equipment Group Inc.	3	57
Gorman-Rupp Co.	4	101
GP Strategies Corp. (a)	3	65
Graham Corp.	2	33
Great Lakes Dredge & Dock Corp.	11	81
Greenbrier Cos. Inc. (a)	5	77
Griffon Corp.	10	103
H&E Equipment Services Inc.	6	74
Hardinge Inc.	2	22
Hawaiian Holdings Inc. (a)	9	50
Heidrick & Struggles International Inc.	3	41
Heritage-Crystal Clean Inc. (a)	—	3
Hill International Inc. (a)	1	3
Houston Wire & Cable Co.	1	6
Hudson Global Inc. (a)	—	—
Hurco Cos. Inc. (a)	1	14
Huron Consulting Group Inc. (a)	4	144
ICF International Inc. (a)	2	45
Innovative Solutions & Support Inc.	—	2
Insperity Inc.	5	115
Insteel Industries Inc.	1	16
Interface Inc.	12	155
International Shipholding Corp.	—	7
Intersections Inc.	4	39
John Bean Technologies Corp.	5	84
Kaman Corp. - Class A	4	159
Kaydon Corp.	6	127
Kelly Services Inc. - Class A	6	76
Kforce Inc. (a)	7	77
Kimball International Inc. - Class B	5	61
Knoll Inc.	9	119
Korn/Ferry International (a)	9	132
Kratos Defense & Security Solutions Inc. (a)	10	59
Layne Christensen Co. (a)	4	69
LB Foster Co.	—	5
Lindsay Corp.	2	166
LMI Aerospace Inc. (a)	1	10

See accompanying Notes to Schedules of Investments.

	Shares	Value
LSI Industries Inc.	2	14
Marten Transport Ltd.	4	69
Matson Inc.	5	114
McGrath RentCorp	2	63
Meritor Inc. (a)	17	73
Met-Pro Corp.	2	16
Metalico Inc. (a)	9	22
Michael Baker Corp. (a)	1	21
Miller Industries Inc.	2	24
Mistras Group Inc. (a)	3	75
Mobile Mini Inc. (a)	8	137
Mueller Water Products Inc. - Class A	28	137
Multi-Color Corp.	3	61
MYR Group Inc. (a)	4	74
National Presto Industries Inc.	1	77
Navigant Consulting Inc. (a)	9	102
NCI Building Systems Inc. (a)	4	36
NN Inc. (a)	3	22
Nortek Inc. (a)	1	38
Northwest Pipe Co. (a)	2	42
Ocean Power Technologies Inc. (a)	2	5
On Assignment Inc. (a)	9	186
Orbital Sciences Corp. (a)	11	153
Orion Marine Group Inc. (a)	1	6
P.A.M. Transportation Services	—	3
Pacer International Inc. (a)	6	25
Park-Ohio Holdings Corp. (a)	2	47
Patrick Industries Inc. (a)	2	29
PGT Inc. (a)	1	2
Pike Electric Corp. (a)	4	32
PMFG Inc. (a)	1	9
Powell Industries Inc. (a)	2	70
PowerSecure International Inc.	2	12
Primoris Services Corp.	9	120
Providence and Worcester Railroad Co.	—	4
Quad/Graphics Inc. - Class A	4	65
Quality Distribution Inc. (a)	5	45
Quanex Building Products Corp.	7	124
RBC Bearings Inc. (a)	3	160
Republic Airways Holdings Inc. (a)	8	37
Resources Connection Inc.	7	92
Roadrunner Transportation Systems Inc. (a)	5	83
RPX Corp. (a)	9	101
Rush Enterprises Inc. - Class A (a)	4	74
Saia Inc. (a)	3	57
Schawk Inc. - Class A	2	22
SkyWest Inc.	9	94
Sparton Corp. (a)	2	23
Standard Parking Corp. (a)	3	63
Standex International Corp.	2	98
Sterling Construction Co. Inc. (a)	2	19
Sun Hydraulics Corp.	4	99
Sykes Enterprises Inc. (a)	7	99
Sypris Solutions Inc.	3	22
Team Inc. (a)	4	112
Tecumseh Products Co. - Class A	2	8
Tennant Co.	3	144
Titan International Inc.	8	140
Titan Machinery Inc. (a)	4	75
TMS International Corp. - Class A (a)	3	26
TRC Cos. Inc. (a)	—	1
TriMas Corp. (a)	6	133
TrueBlue Inc. (a)	7	112
Tutor Perini Corp. (a)	9	97
Twin Disc Inc.	2	36
Ultralife Corp. (a)	—	—
United Stationers Inc.	1	28
UniTek Global Services Inc.	1	6
Universal Forest Products Inc.	4	145
Universal Truckload Services Inc.	1	24
US Ecology Inc.	3	72
USA Truck Inc.	—	2
Versar Inc. (a)	1	4
Viad Corp.	4	75
Vicor Corp.	1	10
VSE Corp.	1	17
Wabash National Corp. (a)	12	87
Xerium Technologies Inc.	1	5
XPO Logistics Inc. (a)	3	39
Zipcar Inc. (a)	7	55
		12,051
INFORMATION TECHNOLOGY - 17.6%
Accelrys Inc. (a)	5	46
Active Network Inc. (a)	11	134
Actuate Corp. (a)	9	62
Advanced Energy Industries Inc. (a)	7	83
Aeroflex Holding Corp. (a)	1	7
Agilysys Inc. (a)	2	21
Alpha & Omega Semiconductor Ltd. (a)	4	35
American Software Inc. - Class A	4	36
Amkor Technology Inc. (a)	27	120
Amtech Systems Inc.	2	6
Anaren Inc. (a)	2	32
Applied Micro Circuits Corp. (a)	11	58
ATMI Inc. (a)	6	106
Aviat Networks Inc. (a)	11	26
Avid Technology Inc. (a)	7	66
Aware Inc.	2	15
AXT Inc. (a)	6	19
Bel Fuse Inc. - Class B	2	29
Blucora Inc. (a)	7	128
Bottomline Technologies Inc. (a)	7	163
BroadVision Inc. (a)	1	7
Brooks Automation Inc.	12	95
Cabot Microelectronics Corp.	4	148
CalAmp Corp. (a)	5	42
Calix Inc. (a)	9	55
Cass Information Systems Inc.	2	74
Ceva Inc. (a)	4	58
Checkpoint Systems Inc. (a)	7	60
Ciber Inc. (a)	13	45
Clearfield Inc. (a)	1	4
Cohu Inc.	4	34
Communications Systems Inc.	1	8
Computer Task Group Inc. (a)	—	5
comScore Inc. (a)	6	96
Concurrent Computer Corp.	1	4
Constant Contact Inc. (a)	5	92
Cray Inc. (a)	7	87
CSG Systems International Inc. (a)	6	135
Daktronics Inc.	8	71
Datalink Corp. (a)	3	25
Demand Media Inc. (a)	15	164
Dice Holdings Inc. (a)	11	93
Digi International Inc. (a)	5	47
Digital River Inc. (a)	6	98
Diodes Inc. (a)	8	139
DSP Group Inc. (a)	4	23
DTS Inc. (a)	3	79
Dynamics Research Corp.	—	2
EarthLink Inc.	19	134
Ebix Inc.	7	157
Echelon Corp. (a)	4	17
Electro Rent Corp.	3	62
Electro Scientific Industries Inc.	5	64

See accompanying Notes to Schedules of Investments.

	Shares	Value
Electronics for Imaging Inc. (a)	8	138
eMagin Corp.	1	6
Emcore Corp. (a)	4	23
Emulex Corp. (a)	16	115
Entropic Communications Inc. (a)	16	92
Envestnet Inc. (a)	2	24
EPIQ Systems Inc.	3	36
ePlus Inc. (a)	1	55
Euronet Worldwide Inc. (a)	9	170
Exar Corp. (a)	7	59
ExlService Holdings Inc. (a)	6	168
Extreme Networks (a)	17	56
Fabrinet (a)	6	72
FARO Technologies Inc. (a)	3	124
FormFactor Inc. (a)	6	31
Forrester Research Inc.	4	114
Geeknet Inc. (a)	—	2
Global Cash Access Holdings Inc. (a)	12	95
Globecomm Systems Inc. (a)	4	46
GSI Group Inc. (a)	6	54
GSI Technology Inc. (a)	1	7
GT Advanced Technologies Inc. (a)	21	115
Hackett Group Inc. (a)	3	13
Harmonic Inc. (a)	21	95
Higher One Holdings Inc. (a)	10	132
ICG Group Inc. (a)	6	57
ID Systems Inc.	1	8
IEC Electronics Corp. (a)	1	8
iGate Corp. (a)	7	131
Imation Corp. (a)	4	25
Infinera Corp. (a)	20	109
Innodata Isogen Inc. (a)	4	18
Inphi Corp. (a)	5	54
Insight Enterprises Inc. (a)	8	138
Integrated Device Technology Inc. (a)	25	149
Integrated Silicon Solutions Inc. (a)	5	45
Internap Network Services Corp. (a)	9	67
Intevac Inc. (a)	1	7
IntraLinks Holdings Inc. (a)	3	22
Ixia (a)	1	13
IXYS Corp. (a)	2	23
Kemet Corp. (a)	8	35
Key Tronic Corp. (a)	2	19
Keynote Systems Inc.	3	46
KIT Digital Inc. (a)	10	30
Kopin Corp. (a)	12	44
Kulicke & Soffa Industries Inc. (a)	13	137
KVH Industries Inc. (a)	2	29
Lattice Semiconductor Corp. (a)	21	80
Limelight Networks Inc. (a)	18	42
Lionbridge Technologies Inc. (a)	9	32
LoJack Corp. (a)	1	2
LTX-Credence Corp. (a)	9	50
Magnachip Semiconductor Corp. (a)	2	19
Manhattan Associates Inc. (a)	1	42
Mantech International Corp. - Class A	4	103
Marchex Inc. - Class B	4	14
Maxwell Technologies Inc. (a)	5	42
Measurement Specialties Inc. (a)	2	73
MEMC Electronic Materials Inc. (a)	41	113
Mercury Computer Systems Inc. (a)	6	59
Methode Electronics Inc.	6	55
Micrel Inc.	11	111
Mindspeed Technologies Inc. (a)	7	24
MOCON Inc.	1	10
Monolithic Power Systems Inc. (a)	6	125
Monotype Imaging Holdings Inc.	6	100
Monster Worldwide Inc. (a)	21	155
MoSys Inc. (a)	4	15
Move Inc. (a)	7	60
MTS Systems Corp.	3	157
Multi-Fineline Electronix Inc. (a)	2	34
Nanometrics Inc. (a)	4	58
NAPCO Security Technologies Inc. (a)	1	4
NCI Inc. - Class A	—	2
NeoPhotonics Corp. (a)	2	13
NetScout Systems Inc. (a)	7	190
Newport Corp. (a)	7	76
Oclaro Inc. (a)	16	43
Official Payments Holdings Inc. (a)	1	5
Omnivision Technologies Inc. (a)	9	131
OpenTable Inc. (a)	4	166
Oplink Communications Inc. (a)	3	54
Park Electrochemical Corp.	4	93
PC Connection Inc.	4	49
PC Mall Inc. (a)	1	6
Perceptron Inc.	—	1
Perficient Inc. (a)	6	69
Pericom Semiconductor Corp. (a)	3	23
Photronics Inc. (a)	11	58
Power Integrations Inc.	5	155
Power-One Inc. (a)	22	122
PRGX Global Inc. (a)	4	33
QAD Inc. - Class A (a)	1	7
QuinStreet Inc. (a)	7	56
Radisys Corp. (a)	2	9
Rambus Inc. (a)	20	109
RealD Inc. (a)	10	88
RealNetworks Inc. (a)	2	13
Responsys Inc. (a)	8	78
Rimage Corp.	1	6
Rofin-Sinar Technologies Inc. (a)	5	100
Rogers Corp. (a)	2	92
Rosetta Stone Inc. (a)	4	48
Rubicon Technology Inc. (a)	4	38
Rudolph Technologies Inc. (a)	6	60
Sanmina-SCI Corp. (a)	15	124
ScanSource Inc. (a)	2	70
SeaChange International Inc. (a)	6	46
ShoreTel Inc. (a)	10	42
Sigma Designs Inc. (a)	6	37
Silicon Graphics International Corp. (a)	6	52
Silicon Image Inc. (a)	15	68
SMTC Corp. (a)	1	2
Spansion Inc. - Class A (a)	11	128
Stamps.com Inc. (a)	3	67
StarTek Inc.	—	1
STEC Inc. (a)	8	56
SunPower Corp. (a)	21	95
Super Micro Computer Inc. (a)	7	89
Supertex Inc. (a)	1	21
Sycamore Networks Inc. (a)	5	79
Symmetricom Inc. (a)	7	47
Synaptics Inc. (a)	6	142
Synchronoss Technologies Inc. (a)	7	158
Take-Two Interactive Software Inc. (a)	16	168
TeleNav Inc. (a)	7	44
TeleTech Holdings Inc. (a)	10	166
Telular Corp.	3	29
Tessco Technologies Inc.	1	31
Tessera Technologies Inc.	9	127
TNS Inc. (a)	4	61
Transact Technologies Inc.	—	2
Travelzoo Inc. (a)	3	62
TriQuint Semiconductor Inc. (a)	29	147
TTM Technologies Inc. (a)	15	138

See accompanying Notes to Schedules of Investments.

	Shares	Value
Ultra Clean Holdings Inc. (a)	4	20
Ultratech Inc. (a)	5	149
Unisys Corp. (a)	8	162
United Online Inc.	16	88
Verint Systems Inc. (a)	7	192
Viasystems Group Inc. (a)	—	7
Virtusa Corp. (a)	5	81
Vishay Precision Group Inc. (a)	2	28
Volterra Semiconductor Corp. (a)	5	99
Wayside Technology Group Inc.	—	4
Web.com Group Inc. (a)	9	156
WebMD Health Corp. - Class A (a)	9	126
Websense Inc. (a)	7	102
XO Group Inc. (a)	4	34
Xyratex Ltd.	5	46
Zix Corp. (a)	10	30
Zygo Corp. (a)	1	18
		13,685
MATERIALS - 5.8%
A. Schulman Inc.	5	126
AEP Industries Inc. (a)	1	59
AMCOL International Corp.	1	20
American Pacific Corp. (a)	—	2
American Vanguard Corp.	5	174
Arabian American Development Co. (a)	1	10
Balchem Corp.	1	20
Boise Inc.	18	157
Calgon Carbon Corp. (a)	10	145
Century Aluminum Co. (a)	16	113
Clearwater Paper Corp. (a)	4	172
Core Molding Technologies Inc. (a)	—	1
Ferro Corp. (a)	15	53
Flotek Industries Inc. (a)	9	112
Friedman Industries Inc.	1	6
FutureFuel Corp.	7	88
General Moly Inc. (a)	10	32
Gold Resource Corp.	9	197
Golden Minerals Co. (a)	6	33
Hawkins Inc.	2	63
Haynes International Inc.	2	112
Horsehead Holding Corp. (a)	8	73
Innophos Holdings Inc.	4	191
Innospec Inc. (a)	4	141
KapStone Paper and Packaging Corp. (a)	8	186
KMG Chemicals Inc.	1	17
Koppers Holdings Inc.	4	129
Kraton Performance Polymers Inc. (a)	6	151
Landec Corp. (a)	5	52
LSB Industries Inc. (a)	4	174
Materion Corp.	4	86
Mercer International Inc. (a)	9	63
Metals USA Holdings Corp. (a)	7	89
Myers Industries Inc.	6	93
Neenah Paper Inc.	3	81
NL Industries Inc.	2	21
Noranda Aluminium Holding Corp.	12	80
Olympic Steel Inc.	1	13
OM Group Inc. (a)	6	108
Omnova Solutions Inc. (a)	8	63
Quaker Chemical Corp.	2	111
Revett Minerals Inc. (a)	3	11
RTI International Metals Inc. (a)	5	129
Schnitzer Steel Industries Inc. - Class A	5	127
Schweitzer-Mauduit International Inc.	6	184
Spartech Corp. (a)	3	18
Stepan Co.	2	183
STR Holdings Inc. (a)	7	22
Universal Stainless & Alloy Products Inc. (a)	1	45
Wausau Paper Corp.	9	81
Zep Inc.	2	31
Zoltek Cos. Inc. (a)	6	47
		4,495
TELECOMMUNICATION SERVICES - 1.3%
Alaska Communications Systems Group Inc.	7	17
Atlantic Tele-Network Inc.	3	121
Boingo Wireless Inc. (a)	6	49
Cbeyond Inc. (a)	5	52
Consolidated Communications Holdings Inc.	7	122
General Communication Inc. - Class A (a)	7	68
HickoryTech Corp.	2	17
Iridium Communications Inc. (a)	13	97
Lumos Networks Corp.	4	30
Neutral Tandem Inc. (a)	6	53
ORBCOMM Inc. (a)	8	30
Premiere Global Services Inc. (a)	9	82
Primus Telecommunications Group Inc.	2	32
Shenandoah Telecommunications Co.	4	72
USA Mobility Inc.	4	47
Vonage Holdings Corp. (a)	40	92
		981
UTILITIES - 1.6%
American States Water Co.	3	149
Artesian Resources Corp. - Class A	1	22
California Water Service Group	8	140
Chesapeake Utilities Corp.	2	80
Connecticut Water Services Inc.	2	52
Consolidated Water Co. Ltd.	2	14
Delta Natural Gas Co. Inc.	1	10
Empire District Electric Co.	8	163
Gas Natural Inc.	1	13
Genie Energy Ltd. - Class B	4	27
Laclede Group Inc.	4	172
Middlesex Water Co.	3	54
Ormat Technologies Inc.	1	13
Otter Tail Corp.	6	147
RGC Resources Inc.	—	4
SJW Corp.	2	53
Unitil Corp.	2	66
York Water Co.	2	38
		1,217
Total Common Stocks (cost $71,387)		70,269

SHORT TERM INVESTMENTS - 13.1%
Investment Company - 13.1%
JNL Money Market Fund, 0.06% (b) (c)	10,173	10,173

Total Short Term Investments (cost $10,173)		10,173

Total Investments - 103.8% (cost $81,560)		80,442
Other Assets and Liabilities, Net - (3.8%)		(2,938)
Total Net Assets - 100.0%		$77,504

(a)                       Non-income producing security.

(b)                       Investment in affiliate.

(c)                        Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.

See accompanying Notes to Schedules of Investments.

	Shares	Value
Curian/FAMCO Flex Core Covered Call Fund
COMMON STOCKS - 94.5%
CONSUMER DISCRETIONARY - 14.6%
Coach Inc.	7	$403
Home Depot Inc.	7	441
McDonald’s Corp.	6	569
Time Warner Inc.	11	476
Whirlpool Corp.	6	497
		2,386
CONSUMER STAPLES - 21.0%
HJ Heinz Co.	16	878
Mondelez International Inc. - Class A	16	649
PepsiCo Inc.	7	510
Philip Morris International Inc.	11	944
Wal-Mart Stores Inc.	6	458
		3,439
ENERGY - 7.4%
Chevron Corp.	5	606
ConocoPhillips	11	601
		1,207
FINANCIALS - 2.4%
NYSE Euronext	16	387
HEALTH CARE - 6.9%
Medtronic Inc.	8	358
Pfizer Inc.	31	775
		1,133
INDUSTRIALS - 11.6%
Deere & Co.	4	338
General Electric Co.	24	545
Union Pacific Corp.	5	606
United Technologies Corp.	5	399
		1,888
INFORMATION TECHNOLOGY - 20.2%
Apple Inc.	1	667
Intel Corp.	26	587
International Business Machines Corp.	4	851
Microsoft Corp.	22	649
QUALCOMM Inc.	9	544
		3,298
MATERIALS - 5.0%
Dow Chemical Co.	10	275
EI Du Pont de Nemours & Co.	11	543
		818
TELECOMMUNICATION SERVICES - 5.4%
AT&T Inc.	14	509
Verizon Communications Inc.	8	378
		887
Total Common Stocks (cost $14,780)		15,443

INVESTMENT COMPANIES - 3.5%
SPDR S&P 500 ETF Trust - Series 1	4	576

Total Investment Companies (cost $575)		576

SHORT TERM INVESTMENTS - 7.2%
Investment Company - 7.2%
JNL Money Market Fund, 0.06% (a) (b)	1,183	1,183

Total Short Term Investments (cost $1,183)		1,183

Total Investments - 105.2% (cost $16,538)		17,202
Other Assets and Liabilities, Net - (5.2%)		(852)
Total Net Assets - 100.0%		$16,350

(a)                       Investment in affiliate.

(b)                       Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2012

Curian/FAMCO Flex Core Covered Call Fund

Notes to Schedules of Investments

Schedule of Written Call Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
Apple Inc.	10/20/2012	715.00	1	$—
Apple Inc.	11/17/2012	710.00	1	(1)
Apple Inc.	10/20/2012	710.00	8	(3)
AT&T Inc.	01/19/2013	38.00	27	(2)
AT&T Inc.	11/17/2012	39.00	91	(2)
AT&T Inc.	11/17/2012	38.00	11	(1)
AT&T Inc.	10/20/2012	36.00	6	(1)
Chevron Corp.	01/19/2013	125.00	52	(5)
Coach Inc.	11/17/2012	57.50	61	(18)
Coach Inc.	10/20/2012	60.00	11	(1)
ConocoPhillips	11/17/2012	60.00	49	(1)
ConocoPhillips	11/17/2012	57.50	32	(3)
ConocoPhillips	10/20/2012	57.50	24	(2)
Deere & Co.	12/22/2012	85.00	7	(2)
Deere & Co.	12/22/2012	82.50	31	(12)
Deere & Co.	10/20/2012	80.00	3	(1)
Dow Chemical Co.	12/22/2012	32.00	95	(3)
E. I. du Pont de Nemours & Co.	01/19/2013	52.50	67	(7)
E. I. du Pont de Nemours & Co.	10/20/2012	52.50	41	(1)
General Electric Co.	12/22/2012	22.00	222	(28)
General Electric Co.	10/20/2012	23.00	18	(1)
HJ Heinz Co.	10/20/2012	60.00	131	(1)
Home Depot Inc.	11/17/2012	62.50	5	—
Home Depot Inc.	11/17/2012	55.00	4	(2)
Home Depot Inc.	10/20/2012	60.00	64	(7)
Intel Corp.	10/20/2012	25.00	207	(1)
Intel Corp.	10/20/2012	24.00	30	—
International Business Machines Corp.	10/20/2012	200.00	6	(5)
International Business Machines Corp.	10/20/2012	210.00	35	(9)
McDonald’s Corp.	01/19/2013	92.50	51	(12)
McDonald’s Corp.	10/20/2012	95.00	11	—
Medtronic Inc.	01/19/2013	44.00	63	(8)
Medtronic Inc.	11/17/2012	44.00	13	(1)
Medtronic Inc.	11/17/2012	42.00	7	(1)
Microsoft Corp.	01/19/2013	34.00	36	(1)
Microsoft Corp.	12/22/2012	32.00	91	(3)
Microsoft Corp.	10/20/2012	32.00	91	(1)
Mondelez International	10/20/2012	43.00	91	(2)
Mondelez International	10/20/2012	40.00	66	(11)
NYSE Euronext	11/17/2012	26.00	50	(1)
NYSE Euronext	10/20/2012	25.00	107	(3)
PepsiCo Inc.	01/19/2013	75.00	6	—
PepsiCo Inc.	10/20/2012	72.50	66	(2)
Pfizer Inc.	12/22/2012	25.00	312	(18)
Philip Morris International	12/22/2012	95.00	105	(8)
Qualcomm Inc.	10/20/2012	65.00	14	(1)
Qualcomm Inc.	01/19/2013	67.50	73	(12)
SPDR S&P 500 ETF Trust	11/17/2012	145.00	40	(10)
Time Warner Inc.	01/19/2013	47.00	8	(1)
Time Warner Inc.	12/22/2012	45.00	70	(13)
Time Warner Inc.	12/22/2012	41.00	5	(2)
Time Warner Inc.	10/20/2012	45.00	22	(2)
Union Pacific Corp.	11/17/2012	130.00	38	(2)
Union Pacific Corp.	11/17/2012	125.00	9	(1)
United Technologies Corp.	11/17/2012	80.00	39	(5)
United Technologies Corp.	10/20/2012	82.50	12	—
Verizon Communications Inc.	11/17/2012	45.00	18	(2)
Verizon Communications Inc.	10/20/2012	46.00	28	(1)
Verizon Communications Inc.	10/20/2012	45.00	37	(3)
Wal-Mart Stores Inc.	01/19/2013	77.50	18	(1)
Wal-Mart Stores Inc.	01/19/2013	75.00	44	(7)
Whirlpool Corp.	10/20/2012	77.50	6	(4)
Whirlpool Corp.	01/19/2013	87.50	54	(22)
			3,041	$(281)

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2012

Summary of Written Options

	Contracts	Premiums
Options outstanding at inception	—	$—
Options written during the period	(10,321)	(1,144)
Options closed during the period	6,555	788
Options exercised during the period	77	11
Options expired during the period	648	35
Options outstanding at September 30, 2012	(3,041)	$(310)

	Shares	Value
Curian/Franklin Templeton Frontier Markets Fund
COMMON STOCKS - 80.3%
CONSUMER DISCRETIONARY - 3.2%
CFAO SA	44	$2,100
Indus Motor Co. Ltd.	99	266
		2,366
CONSUMER STAPLES - 7.0%
British American Tobacco Kenya Ltd.	54	270
Delta Corp. Ltd.	2,769	2,160
East African Breweries Ltd.	502	1,371
Guinness Nigeria Plc	31	51
MHP SA - GDR (a)	78	1,138
Nigerian Breweries Plc	154	134
		5,124
ENERGY - 17.8%
Dragon Oil Plc	231	2,260
KazMunaiGas Exploration Production JSC - GDR	160	2,956
KenolKobil Ltd. Group	398	70
Maridive & Oil Services SAE	278	329
OMV Petrom SA	34,084	3,790
Pacific Rubiales Energy Corp.	106	2,527
PetroVietnam Drilling and Well Services JSC	340	547
PetroVietnam Technical Service JSC	832	605
		13,084
FINANCIALS - 19.3%
Banca Transilvania (a)	2,067	655
BanColombia SA - ADR	11	633
Bank of Georgia Holdings Plc	56	1,154
BankMuscat SAOG	1,562	2,228
BLOM Bank SAL - GDR	44	346
Commercial Bank of Qatar QSC	76	1,542
Credicorp Ltd.	11	1,315
Ecobank Transnational Inc.	1,498	106
Equity Bank Ltd.	2,563	699
First Bank of Nigeria Plc	22,972	2,170
United Bank for Africa Plc (a)	29,311	839
Zenith Bank Plc	24,138	2,503
		14,190
HEALTH CARE - 0.2%
Imexpharm Pharmaceutical JSC	76	145

INDUSTRIALS - 7.4%
Aramex PJSC	1,017	550
Copa Holdings SA - Class A	28	2,276
Industries Qatar QSC	66	2,559
UAC of Nigeria Plc	335	85
		5,470
MATERIALS - 11.5%
Arab Potash Co.	5	354
Cia de Minas Buenaventura SA - ADR	47	1,831
Dong Phu Rubber JSC	51	130
Fauji Fertilizer Co. Ltd.	788	928
Ferrexpo Plc (a)	752	2,362
Hoa Phat Group JSC (a)	151	140
Jordan Phosphate Mines	40	712
Petrovietnam Fertilizer & Chemicals JSC	499	875
Ternium SA - ADR	58	1,144
		8,476
TELECOMMUNICATION SERVICES - 13.5%
Cable & Wireless Communications Plc	2,016	1,176
Econet Wireless Zimbabwe Ltd.	94	415
MTN Group Ltd.	131	2,537
Orascom Telecom Holding SAE - GDR (b)	483	1,499
Qatar Telecom Qtel QSC	91	2,629
Safaricom Ltd.	34,200	1,644
		9,900
UTILITIES - 0.4%
Qatar Electricity & Water Co.	8	297

Total Common Stocks (cost $59,793)		59,052

SHORT TERM INVESTMENTS - 27.3%
Investment Company - 27.3%
JNL Money Market Fund, 0.06% (c) (d)	20,029	20,029

Total Short Term Investments (cost $20,029)		20,029

Total Investments - 107.6% (cost $79,822)		79,081
Other Assets and Liabilities, Net - (7.6%)		(5,577)
Total Net Assets - 100.0%		$73,504

(a)                                 Non-income producing security.

(b)                                 Restricted security. Restricted as to public resale. Restricted security or Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted Securities Note in the Notes to Schedules of Investments.

(c)                                  Investment in affiliate.

(d)                                 Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.

See accompanying Notes to Schedules of Investments.

Curian/Franklin Templeton Frontier Markets Fund

Notes to Schedules of Investments

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  The Fund held the following restricted security, including Rule 144A securities that have been deemed illiquid, at September 30, 2012.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Orascom Telecom Holding SAE - GDR	09/14/2012	$1,447	$1,499	2.0%

See accompanying Notes to Schedules of Investments.

	Shares	Value
Curian/Franklin Templeton Natural Resources Fund
COMMON STOCKS - 93.3%
CONSUMER STAPLES - 0.5%
Bunge Ltd.	14	$909

ENERGY - 70.5%
Alpha Natural Resources Inc. (a)	88	578
Anadarko Petroleum Corp.	83	5,807
Apache Corp.	35	2,996
Baker Hughes Inc.	27	1,235
BP Plc - ADR	30	1,269
C&C Energia Ltd. (a)	59	381
C&J Energy Services Inc. (a)	41	825
Cabot Oil & Gas Corp. - Class A	37	1,663
Cameron International Corp. (a)	61	3,443
Canadian Natural Resources Ltd.	65	1,993
Chariot Oil & Gas Ltd (a)	317	154
Chevron Corp.	45	5,245
Cimarex Energy Co.	19	1,115
Cobalt International Energy Inc. (a)	57	1,264
Concho Resources Inc. (a)	9	848
Devon Energy Corp.	77	4,683
Dresser-Rand Group Inc. (a)	23	1,243
Dril-Quip Inc. (a)	17	1,215
Ensco Plc - Class A	45	2,476
Exxon Mobil Corp.	55	4,984
FMC Technologies Inc. (a)	46	2,144
Forum Energy Technologies Inc. (a)	15	361
Gran Tierra Energy Inc. (a)	234	1,212
Halliburton Co.	145	4,899
Hess Corp.	24	1,295
Hornbeck Offshore Services Inc. (a)	31	1,151
HRT Participacoes em Petroleo SA (a)	38	83
Key Energy Services Inc. (a)	231	1,614
Kodiak Oil & Gas Corp. (a)	93	867
Kosmos Energy Ltd. (a)	69	789
Marathon Oil Corp.	43	1,266
Marathon Petroleum Corp.	40	2,162
MEG Energy Corp. (a)	26	994
National Oilwell Varco Inc.	36	2,904
Noble Corp.	32	1,156
Noble Energy Inc.	33	3,069
Occidental Petroleum Corp.	70	5,998
Oceaneering International Inc.	25	1,367
OGX Petroleo e Gas Participacoes SA (a)	113	346
Oil States International Inc. (a)	24	1,915
PDC Energy Inc. (a)	43	1,344
Peabody Energy Corp.	108	2,413
Petroleo Brasileiro SA - ADR	84	1,843
PHI Inc. (a)	23	731
Phillips 66	27	1,252
Pioneer Energy Services Corp. (a)	100	781
QEP Resources Inc.	77	2,443
RigNet Inc. (a)	32	586
Rowan Cos. Plc - Class A (a)	35	1,180
Schlumberger Ltd.	88	6,394
SM Energy Co.	48	2,592
SouthGobi Resources Ltd. (a)	24	50
Southwestern Energy Co. (a)	89	3,088
Superior Energy Services Inc. (a)	93	1,906
Tidewater Inc.	23	1,114
Total SA - ADR	56	2,803
Triangle Petroleum Corp. (a)	225	1,608
Tullow Oil Plc	92	2,051
Valero Energy Corp.	27	849
Weatherford International Ltd. (a)	159	2,021
Whiting Petroleum Corp. (a)	53	2,532
		118,590
INDUSTRIALS - 1.0%
Boart Longyear Ltd.	253	428
Robbins & Myers Inc.	22	1,338
		1,766
MATERIALS - 21.3%
AngloGold Ashanti Ltd. - ADR	37	1,283
Barrick Gold Corp.	33	1,370
BHP Billiton Plc - ADR	49	3,067
Celanese Corp.	27	1,029
CGA Mining Ltd. (a)	205	585
Cliffs Natural Resources Inc.	21	818
Freeport-McMoRan Copper & Gold Inc.	74	2,915
G-Resources Group Ltd. (a)	7,668	330
Goldcorp Inc.	31	1,428
Guyana Goldfields Inc. (a)	133	450
Iluka Resources Ltd.	35	358
Imperial Metals Corp. (a)	59	755
Ivanhoe Australia Ltd. (a)	376	262
LyondellBasell Industries NV - Class A	20	1,025
MAG Silver Corp. (a)	56	687
MMG Ltd. (a) (b)	1,578	601
Nautilus Minerals Inc. (a)	78	74
Newcrest Mining Ltd.	68	2,055
North American Palladium Ltd. (a)	152	288
Osisko Mining Corp. (a)	173	1,718
PanAust Ltd. (a)	268	845
Potash Corp. of Saskatchewan Inc.	23	992
Rangold Resources Ltd. - ADR	12	1,433
Rio Tinto Plc - ADR	35	1,641
Romarco Minerals Inc. (a)	600	652
Sandfire Resources NL (a)	108	931
Silver Lake Resources Ltd. (a)	130	485
St. Barbara Ltd. (a)	219	488
Tahoe Resources Inc. (a)	42	858
Teck Cominco Ltd. - Class B	65	1,914
Turquoise Hill Resources Ltd. (a)	50	421
United States Steel Corp.	21	394
Vale SA - ADR	58	1,002
Walter Energy Inc.	26	847
Xstrata Plc	117	1,818
		35,819
Total Common Stocks (cost $141,772)		157,084

PREFERRED STOCKS - 0.8%
ENERGY - 0.8%
Sanchez Energy Corp., Convertible Preferred, 4.88% (b) (c)	24	1,290

Total Preferred Stocks (cost $1,200)		1,290

CORPORATE BONDS AND NOTES - 0.6%
MATERIALS - 0.6%
Molycorp Inc., 6.00%, 09/01/17	$900	1,032

Total Corporate Bonds and Notes (cost $900)		1,032

See accompanying Notes to Schedules of Investments.

	Shares	Value
SHORT TERM INVESTMENTS - 5.8%
Investment Company - 5.8%
JNL Money Market Fund, 0.06% (d) (e)	9,811	9,811

Total Short Term Investments (cost $9,811)		9,811

Total Investments - 100.5% (cost $153,683)		169,217
Other Assets and Liabilities, Net - (0.5%)		(902)
Total Net Assets - 100.0%		$168,315

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Non-income producing security.
(b)

Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, which provides an exemption from the registration requirements for resale of this security to an institutional investor. The Sub-Advisor and Fund deemed this security to be liquid based on procedures approved by the Board. As of September 30, 2012, the value of Rule 144A and Section 4(2) liquid securities was $1,891.

(c)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/Neuberger Berman Currency Fund
GOVERNMENT AND AGENCY OBLIGATIONS - 14.4%
GOVERNMENT SECURITIES - 14.4%
Federal Farm Credit Bank - 11.6%
Federal Farm Credit Bank
1.88%, 12/07/12 (b)	$6,250	$6,270
1.75%, 02/21/13 (b)	2,110	2,122
0.24%, 06/12/13 (a) (b)	5,000	5,002
0.28%, 06/26/13 (a) (b)	1,500	1,501
		14,895
Federal Home Loan Bank - 1.0%
Federal Home Loan Bank, 1.63%, 03/20/13 (b)	1,250	1,258

Federal Home Loan Mortgage Corp. - 1.0%
Federal Home Loan Mortgage Corp., 1.63%, 04/15/13 (b)	1,250	1,260

Federal National Mortgage Association - 0.8%
Federal National Mortgage Association, 4.00%, 03/11/13 (b)	1,000	1,017

Total Government and Agency Obligations (cost $18,433)		18,430

SHORT TERM INVESTMENTS - 85.4%
Federal Home Loan Bank - 10.7%
Federal Home Loan Bank, 0.13%, 12/14/12 - 04/01/13 (b)	13,650	13,643

Federal Home Loan Mortgage Corp. - 10.7%
Federal Home Loan Mortgage Corp.
0.16%, 12/17/12 (b)	1,500	1,500
0.11%, 12/26/12 (b)	12,150	12,149
		13,649
Federal National Mortgage Association - 10.7%
Federal National Mortgage Association
0.12%, 12/20/12 (b)	12,150	12,149
0.11%, 01/04/13 (b)	1,500	1,500
		13,649
Investment Company - 2.9%
JNL Money Market Fund, 0.06% (c) (d)	3,678	3,678

Treasury Securities - 50.4%
U.S. Treasury Bill
0.11%, 12/13/12	$33,000	32,994
0.20%, 03/07/13	31,500	31,482
		64,476
Total Short Term Investments (cost $109,089)		109,095

Total Investments - 99.8% (cost $127,522)		127,525
Other Assets and Liabilities, Net - 0.2%		255
Total Net Assets - 100.0%		$127,780

†                                         Par amounts are listed in United States Dollars unless otherwise noted.

(a)                                 Variable rate security. Rate stated was in effect as of September 30, 2012.

(b)                                 This security is a direct debt of the agency and not collateralized by mortgages.

(c)                                  Investment in affiliate.

(d)                                 Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.

See accompanying Notes to Schedules of Investments.

Curian/Neuberger Berman Currency Fund

Notes to Schedules of Investments

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

AUD/USD	10/05/2012	SGB	AUD	2,656	$2,755	$(16)
AUD/USD	10/05/2012	SGB	AUD	6,027	6,250	(81)
AUD/USD	10/05/2012	SGB	AUD	4,547	4,715	(44)
CAD/USD	10/05/2012	SGB	CAD	8,558	8,704	(68)
CAD/USD	10/05/2012	SGB	CAD	3,471	3,531	(40)
CAD/USD	10/05/2012	RBC	CAD	2,269	2,308	(20)
CAD/USD	10/05/2012	RBC	CAD	4,983	5,068	(26)
CHF/USD	10/05/2012	SGB	CHF	4,493	4,778	(3)
CHF/USD	10/05/2012	RBC	CHF	4,493	4,778	(6)
CHF/USD	10/05/2012	SGB	CHF	5,162	5,489	(79)
EUR/USD	10/05/2012	SGB	EUR	2,860	3,675	(17)
EUR/USD	10/05/2012	SGB	EUR	7,963	10,234	(166)
EUR/USD	10/05/2012	RBC	EUR	3,136	4,030	(34)
EUR/USD	10/05/2012	SGB	EUR	5,954	7,651	(110)
GBP/USD	10/05/2012	SGB	GBP	831	1,342	4
GBP/USD	10/05/2012	SGB	GBP	1,378	2,225	(10)
GBP/USD	10/05/2012	SGB	GBP	1,429	2,308	(15)
JPY/USD	10/05/2012	SGB	JPY	273,807	3,509	(17)
JPY/USD	10/05/2012	SGB	JPY	426,165	5,461	26
JPY/USD	10/05/2012	RBC	JPY	397,197	5,090	38
MXN/USD	10/05/2012	SGB	MXN	82,192	6,383	69
NOK/USD	10/05/2012	SGB	NOK	50,428	8,801	70
NOK/USD	10/05/2012	RBC	NOK	50,428	8,801	62
NOK/USD	10/05/2012	SGB	NOK	49,362	8,615	(42)
NOK/USD	10/05/2012	RBC	NOK	25,329	4,421	7
NOK/USD	10/05/2012	SGB	NOK	54,897	9,581	5
NZD/USD	10/05/2012	RBC	NZD	7,280	6,032	89
NZD/USD	10/05/2012	SGB	NZD	7,280	6,032	90
NZD/USD	10/05/2012	SGB	NZD	4,587	3,801	28
NZD/USD	10/05/2012	RBC	NZD	1,115	924	(1)
NZD/USD	10/05/2012	SGB	NZD	4,061	3,365	2
NZD/USD	10/05/2012	SGB	NZD	2,263	1,875	5
SEK/USD	10/05/2012	SGB	SEK	44,709	6,806	30
SEK/USD	10/05/2012	SGB	SEK	53,704	8,175	13
SEK/USD	10/05/2012	SGB	SEK	12,995	1,978	(5)
USD/AUD	10/05/2012	RBC	AUD	(5,518)	(5,722)	21
USD/AUD	10/05/2012	SGB	AUD	(5,518)	(5,722)	22
USD/AUD	10/05/2012	RBC	AUD	(544)	(564)	10
USD/AUD	10/05/2012	SGB	AUD	(8,320)	(8,627)	70
USD/CAD	10/05/2012	RBC	CAD	(8,802)	(8,952)	94
USD/CAD	10/05/2012	SGB	CAD	(892)	(907)	6
USD/CHF	10/05/2012	SGB	CHF	(14,757)	(15,692)	22
USD/CHF	10/05/2012	SGB	CHF	(4,529)	(4,816)	67
USD/CHF	10/05/2012	RBC	CHF	(4,705)	(5,003)	70
USD/CHF	10/05/2012	SGB	CHF	(3,852)	(4,096)	34
USD/CHF	10/05/2012	SGB	CHF	(1,010)	(1,073)	15
USD/EUR	10/05/2012	SGB	EUR	(7,371)	(9,473)	(2)
USD/EUR	10/05/2012	RBC	EUR	(7,371)	(9,473)	—
USD/EUR	10/05/2012	RBC	EUR	(763)	(980)	22
USD/EUR	10/05/2012	SGB	EUR	(7,884)	(10,132)	207
USD/EUR	10/05/2012	SGB	EUR	(1,064)	(1,368)	20
USD/EUR	10/05/2012	RBC	EUR	(648)	(832)	14
USD/EUR	10/05/2012	SGB	EUR	(2,290)	(2,943)	33
USD/GBP	10/05/2012	SGB	GBP	(1,765)	(2,849)	(15)
USD/GBP	10/05/2012	SGB	GBP	(1,228)	(1,983)	9
USD/GBP	10/05/2012	RBC	GBP	(2,307)	(3,726)	22
USD/GBP	10/05/2012	RBC	GBP	(3,850)	(6,217)	19
USD/JPY	10/05/2012	SGB	JPY	(502,979)	(6,445)	21
USD/JPY	10/05/2012	SGB	JPY	(360,442)	(4,619)	(13)
USD/JPY	10/05/2012	RBC	JPY	(681,246)	(8,730)	(25)
USD/JPY	10/05/2012	SGB	JPY	(780,618)	(10,003)	(18)
USD/MXN	10/05/2012	SGB	MXN	(82,192)	(6,383)	(81)
USD/NOK	10/05/2012	SGB	NOK	(64,454)	(11,249)	(54)
USD/NOK	10/05/2012	SGB	NOK	(42,999)	(7,505)	32
USD/NOK	10/05/2012	RBC	NOK	(6,699)	(1,169)	2
USD/NZD	10/05/2012	SGB	NZD	(6,751)	(5,594)	(11)
USD/NZD	10/05/2012	SGB	NZD	(7,710)	(6,389)	12
USD/SEK	10/05/2012	SGB	SEK	(91,904)	(13,990)	(96)
USD/SEK	10/05/2012	RBC	SEK	(91,904)	(13,990)	(85)
USD/SEK	10/05/2012	RBC	SEK	(10,058)	(1,531)	4
USD/SEK	10/05/2012	RBC	SEK	(5,960)	(907)	1
USD/SEK	10/05/2012	SGB	SEK	(88,593)	(13,486)	136
					$(43,649)	$323

	Shares/Par †	Value
Curian/Nicholas Convertible Arbitrage Fund
PREFERRED STOCKS - 3.5%
CONSUMER DISCRETIONARY - 2.0%
General Motors Co., Convertible Preferred, 4.75% (a)	100	$3,728

INDUSTRIALS - 1.5%
Genesee & Wyoming Inc., 5.00%	26	2,697

Total Preferred Stocks (cost $6,418)		6,425

CORPORATE BONDS AND NOTES - 98.2%
CONSUMER DISCRETIONARY - 17.2%
Ctrip.com International Ltd., 0.50%, 09/15/17 (b) (c)	$1,725	1,788
D.R. Horton Inc., 2.00%, 05/15/14 (c) (d)	2,850	4,667
Gaylord Entertainment Co., 3.75%, 10/01/14 (b) (c) (d)	2,895	4,411
Group 1 Automotive Inc., 3.00%, 03/15/20 (c)	1,100	1,910
Iconix Brand Group Inc., 2.50%, 06/01/16 (b) (c) (d)	3,595	3,572
International Game Technology, 3.25%, 05/01/14 (b) (c) (d)	2,850	2,976
Jarden Corp., 1.88%, 09/15/18 (b) (c)	2,500	2,569
Liberty Interactive LLC, 3.13%, 03/30/23 (d)	3,285	4,624
MGM Resorts International, 4.25%, 04/15/15 (c) (d)	4,445	4,620
		31,137
CONSUMER STAPLES - 1.3%
Tyson Foods Inc., 3.25%, 10/15/13 (c)	2,070	2,285

ENERGY - 6.4%
Chesapeake Energy Corp., 2.50%, 05/15/37 (c) (d)	3,885	3,489
Green Plains Renewable Energy Inc., 5.75%, 11/01/15 (c)	1,023	801
Helix Energy Solutions Group Inc., 3.25%, 03/15/32 (c) (d)	1,300	1,444
Hornbeck Offshore Services Inc., 1.50%, 09/01/19 (b) (c) (d)	4,710	4,731
Peabody Energy Corp., 4.75%, 12/15/41 (c)	1,245	1,049
		11,514
FINANCIALS - 2.3%
Jefferies Group Inc., 3.88%, 11/01/29 (c) (d)	3,375	3,252
NorthStar Realty Finance LP, 7.50%, 03/15/31 (b)	865	971
		4,223
HEALTH CARE - 25.6%
Gilead Sciences Inc., 1.00%, 05/01/14 (c) (d)	2,710	4,079
Hologic Inc., 2.00%, 12/15/37 (c) (d) (e)	4,225	4,737
Illumina Inc., 0.25%, 03/15/16 (b) (c) (d)	3,305	3,080
Insulet Corp., 3.75%, 06/15/16 (c) (d)	3,085	3,432
Isis Pharmaceuticals Inc., 2.75%, 10/01/19 (b) (c) (d)	925	1,059
Medicines Co., 1.38%, 06/01/17 (b) (c) (d)	2,625	2,950
Medivation Inc., 2.63%, 04/01/17 (c) (d)	3,400	4,575
NuVasive Inc., 2.75%, 07/01/17 (c) (d)	4,025	3,841
Onyx Pharmaceuticals Inc., 4.00%, 08/15/16 (c) (d)	2,000	4,509
Salix Pharmaceuticals Ltd., 1.50%, 03/15/19 (b) (c)	4,925	4,771
Teva Pharmaceutical Finance Co. LLC, 0.25%, 02/01/26 (c)	2,400	2,538
Theravance Inc., 3.00%, 01/15/15 (c)	2,000	2,393
Volcano Corp., 2.88%, 09/01/15 (c)	3,620	4,371
		46,335
INDUSTRIALS - 10.1%
AirTran Holdings Inc., 5.25%, 11/01/16 (c) (d)	3,002	3,760
Chart Industries Inc., 2.00%, 08/01/18 (c) (d)	3,250	4,245
Greenbrier Cos. Inc., 3.50%, 04/01/18 (c) (d)	4,720	4,263
Hawaiian Holdings Inc., 5.00%, 03/15/16 (c) (d)	1,500	1,550
Titan Machinery Inc., 3.75%, 05/01/19 (b) (c)	5,150	4,516
		18,334
INFORMATION TECHNOLOGY - 27.3%
Alliance Data Systems Corp., 1.75%, 08/01/13 (c) (d)	1,685	3,050
BroadSoft Inc., 1.50%, 07/01/18 (c) (d)	3,000	3,598
Ciena Corp., 4.00%, 03/15/15 (b) (c)	2,315	2,491
CSG Systems International Inc., 3.00%, 03/01/17 (b) (c) (d)	2,315	2,678
DealerTrack Holdings Inc., 1.50%, 03/15/17 (b) (c) (d)	4,130	4,306
Electronic Arts Inc., 0.75%, 07/15/16 (c) (d)	6,675	6,091
Ixia, 3.00%, 12/15/15 (c) (d)	1,775	2,072
Lam Research Corp., 1.25%, 05/15/18 (c) (d)	3,725	3,599
Micron Technology Inc. - Series B, 1.88%, 08/01/31 (c) (d)	3,250	2,862
Nuance Communications Inc., 2.75%, 11/01/31 (b) (c) (d)	3,500	4,045
Rovi Corp., 2.63%, 02/15/40 (c)	3,473	3,436
SanDisk Corp., 1.50%, 08/15/17 (c)	3,940	4,460
TIBCO Software Inc., 2.25%, 05/01/32 (b) (c)	3,250	3,331
Xilinx Inc., 3.13%, 03/15/37 (c)	2,845	3,400
		49,419
MATERIALS - 6.0%
Allegheny Technologies Inc., 4.25%, 06/01/14 (c) (d)	2,005	2,304
Kaiser Aluminum Corp., 4.50%, 04/01/15 (c) (d)	2,945	3,978
Royal Gold Inc., 2.88%, 06/15/19 (c) (d)	3,855	4,662
		10,944
TELECOMMUNICATION SERVICES - 2.0%
SBA Communications Corp., 4.00%, 10/01/14 (c)	1,740	3,686

Total Corporate Bonds and Notes (cost $167,718)		177,877

SHORT TERM INVESTMENTS - 3.4%
Investment Company - 3.4%
JNL Money Market Fund, 0.06% (f) (g)	6,086	6,086

Total Short Term Investments (cost $6,086)		6,086

Total Investments - 105.1% (cost $180,222)		190,388
Total Securities Sold Short - (41.5%) (proceeds $69,304)		(75,239)
Other Assets and Liabilities, Net - 36.4%		66,070
Total Net Assets - 100.0%		$181,219

SECURITIES SOLD SHORT (h) - 41.5%
COMMON STOCKS - 41.5%
CONSUMER DISCRETIONARY - 8.5%
Ctrip.com International Ltd. - ADR	62	$1,054
DR Horton Inc.	195	4,017
Gaylord Entertainment Co.	79	3,131
General Motors Co.	50	1,138
Group 1 Automotive Inc.	26	1,575
Iconix Brand Group Inc.	32	583
International Game Technology	29	373
Jarden Corp.	18	951

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
MGM Resorts International	72	772
Time Warner Inc.	40	1,813
		15,407
CONSUMER STAPLES - 0.6%
Tyson Foods Inc. - Class A	67	1,075

ENERGY - 1.8%
Chesapeake Energy Corp.	31	587
Green Plains Renewable Energy Inc.	54	317
Helix Energy Solutions Group Inc.	29	523
Hornbeck Offshore Services Inc.	46	1,680
Peabody Energy Corp.	10	216
		3,323
FINANCIALS - 0.4%
Jefferies Group Inc.	14	185
NorthStar Realty Finance Corp.	90	573
		758
HEALTH CARE - 11.8%
Gilead Sciences Inc.	42	2,786
Hologic Inc.	73	1,485
Illumina Inc.	8	381
Insulet Corp.	59	1,270
Isis Pharmaceuticals Inc.	20	281
Medicines Co.	56	1,453
Medivation Inc.	46	2,599
NuVasive Inc.	48	1,093
Onyx Pharmaceuticals Inc.	51	4,301
Salix Pharmaceuticals Ltd.	45	1,895
Teva Pharmaceutical Industries Ltd. - ADR	19	803
Theravance Inc.	39	1,001
Volcano Corp.	69	1,982
		21,330
INDUSTRIALS - 3.7%
Chart Industries Inc.	38	2,781
Genesee & Wyoming Inc. - Class A	11	709
Greenbrier Cos. Inc.	45	730
Hawaiian Holdings Inc.	119	667
Southwest Airlines Co.	98	858
Titan Machinery Inc.	45	915
		6,660
INFORMATION TECHNOLOGY - 10.3%
Alliance Data Systems Corp.	17	2,434
BroadSoft Inc.	50	2,051
Ciena Corp.	51	689
CSG Systems International Inc.	48	1,081
DealerTrack Holdings Inc.	77	2,155
Electronic Arts Inc.	53	674
Ixia	50	810
Lam Research Corp.	24	749
Micron Technology Inc.	209	1,251
Nuance Communications Inc.	60	1,482
Rovi Corp.	5	73
SanDisk Corp.	45	1,966
TIBCO Software Inc.	26	778
Xilinx Inc.	73	2,432
		18,625
MATERIALS - 2.5%
Allegheny Technologies Inc.	17	535
Kaiser Aluminum Corp.	37	2,137
Royal Gold Inc.	20	1,955
		4,627
TELECOMMUNICATION SERVICES - 1.9%
SBA Communications Corp.	55	3,434
Total Securities Sold Short - 41.5% (proceeds $69,304)		$75,239

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(b)

Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, which provides an exemption from the registration requirements for resale of this security to an institutional investor. The Sub-Advisor and Fund deemed this security to be liquid based on procedures approved by the Board. As of September 30, 2012, the value of Rule 144A and Section 4(2) liquid securities was $54,245.

(c)	Convertible security.
(d)	All or a portion of the securities or cash is pledged or segregated collateral.
(e)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of September 30, 2012.
(f)	Investment in affiliate.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.
(h)	Securities sold short are non-income producing.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except for contracts)

September 30, 2012

	Shares/Par †	Value
Curian/PIMCO Credit Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.0%
American Airlines Pass-Through Trust, 5.25%, 01/31/21	$57	$60
Continental Airlines Pass-Through Trust, 7.25%, 11/10/19	63	72
CVS Pass-Through Trust, 7.51%, 01/10/32 (a)	66	85

Total Non-U.S. Government Agency Asset- Backed Securities (cost $213)		217

CORPORATE BONDS AND NOTES - 41.9%
CONSUMER DISCRETIONARY - 3.4%
Aviation Capital Group Corp., 7.13%, 10/15/20 (a)	50	52
Comcast Corp., 6.50%, 01/15/17	50	61
HD Supply Inc., 8.13%, 04/15/19 (a)	30	32
MCE Finance Ltd., 10.25%, 05/15/18	50	57
MGM Resorts International
10.38%, 05/15/14	60	67
9.00%, 03/15/20	100	112
NBCUniversal Media LLC, 4.38%, 04/01/21	125	142
Time Warner Inc., 4.88%, 03/15/20	100	115
Wynn Las Vegas LLC, 5.38%, 03/15/22 (a)	60	61
		699
CONSUMER STAPLES - 2.8%
Altria Group Inc., 9.25%, 08/06/19 (b)	17	24
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19	175	237
Kraft Foods Group Inc., 3.50%, 06/06/22 (c)	70	74
Reynolds Group Issuer Inc., 7.88%, 08/15/19	50	54
SABMiller Holdings Inc., 3.75%, 01/15/22 (a)	125	135
Wal-Mart Stores Inc., 4.25%, 04/15/21	50	59
		583
ENERGY - 7.6%
Anadarko Petroleum Corp., 8.70%, 03/15/19	70	94
BG Energy Capital Plc, 4.00%, 10/15/21 (a)	125	138
BP AMI Leasing Inc., 5.52%, 05/08/19 (a)	125	148
Canadian Oil Sands Ltd., 7.75%, 05/15/19 (a)	50	63
Concho Resources Inc., 5.50%, 04/01/23	75	78
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	40	44
Encana Corp.
3.90%, 11/15/21	100	106
6.50%, 02/01/38	50	61
Ensco Plc, 4.70%, 03/15/21	100	113
Gazprom Via Gaz Capital SA, 9.25%, 04/23/19	100	130
MarkWest Energy Partners LP, 5.50%, 02/15/23	50	52
ONEOK Partners LP, 3.38%, 10/01/22	25	25
Petrobras International Finance Co., 5.75%, 01/20/20	90	103
Pioneer Natural Resources Co.
6.88%, 05/01/18	50	61
3.95%, 07/15/22	10	11
Rockies Express Pipeline LLC, 6.85%, 07/15/18 (a)	57	58
SandRidge Energy Inc., 8.13%, 10/15/22 (a)	50	53
Southwestern Energy Co., 4.10%, 03/15/22 (a)	100	106
TNK-BP Finance SA, 7.50%, 07/18/16 (a)	100	115
		1,559
FINANCIALS - 18.6%
Ally Financial Inc., 3.78%, 06/20/14 (d)	70	72
Banco Santander Brasil SA, 4.63%, 02/13/17 (a)	100	103
Caterpillar Financial Australia Ltd., 4.25%, 09/03/14, AUD	100	104
Citigroup Inc., 6.13%, 05/15/18	200	237
Ford Motor Credit Co. LLC, 7.00%, 04/15/15	100	112
Goldman Sachs Group Inc., 7.50%, 02/15/19	180	223
HSBC Bank USA, 4.88%, 08/24/20	110	118
International Lease Finance Corp.
6.75%, 09/01/16 (a)	100	112
7.13%, 09/01/18 (a)	90	105
JPMorgan Chase & Co.
7.25%, 02/01/18	200	250
3.25%, 09/23/22	100	101
JPMorgan Chase Bank NA, 6.00%, 10/01/17	250	296
Lloyds TSB Bank Plc, 5.80%, 01/13/20	100	115
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	275	320
6.88%, 04/25/18	210	252
Morgan Stanley
7.30%, 05/13/19	190	224
5.63%, 09/23/19	125	136
5.75%, 01/25/21	100	110
Nationstar Mortgage LLC, 7.88%, 10/01/20 (a)	100	102
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (c) (e)	100	90
SLM Corp., 8.00%, 03/25/20	50	58
AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 08/07/18 (a)	100	130
Vesey Street Investment Trust I, 4.40%, 09/01/16 (f)	200	214
Wells Fargo Bank NA, 5.95%, 08/26/36	100	129
Weyerhaeuser Co., 7.38%, 03/15/32	100	119
		3,832
HEALTH CARE - 1.6%
Amgen Inc., 4.10%, 06/15/21	205	223
Community Health Systems Inc., 5.13%, 08/15/18	30	31
HCA Inc., 8.50%, 04/15/19	60	68
		322
INDUSTRIALS - 3.5%
ABB Finance USA Inc., 1.63%, 05/08/17	30	30
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)	43	45
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	125	134
General Electric Co., 5.25%, 12/06/17	130	154
Masco Corp., 6.50%, 08/15/32	100	104
Penske Truck Leasing Co. LP
3.75%, 05/11/17 (a)	40	41
3.38%, 03/15/18 (c)	100	100
Verisk Analytics Inc., 4.13%, 09/12/22	100	102
		710
MATERIALS - 0.9%
Georgia-Pacific LLC, 7.38%, 12/01/25	50	66
Rock-Tenn Co., 4.90%, 03/01/22 (a)	30	33
Westlake Chemical Corp., 3.60%, 07/15/22	30	30
Weyerhaeuser Co., 7.38%, 10/01/19	50	62
		191

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except for contracts)

September 30, 2012

	Shares/Par/ Contracts †	Value
TELECOMMUNICATION SERVICES - 1.5%
AT&T Inc., 5.50%, 02/01/18	50	61
Telefonica Emisiones SAU
3.99%, 02/16/16	100	99
6.42%, 06/20/16	100	106
Verizon Communications Inc., 6.10%, 04/15/18	40	50
		316
UTILITIES - 2.0%
Energy Future Holdings Corp., 10.00%, 12/01/20	70	79
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	50	67
NRG Energy Inc.
8.25%, 09/01/20	50	55
7.88%, 05/15/21	20	22
6.63%, 03/15/23 (c)	100	102
Virginia Electric and Power Co. - 2.95%, 01/15/22	75	79
		404
Total Corporate Bonds and Notes (cost $8,314)		8,616

GOVERNMENT AND AGENCY OBLIGATIONS - 34.3%
GOVERNMENT SECURITIES - 34.3%
Sovereign - 4.3%
Italy Buoni Poliennali Del Tesoro
3.50%, 06/01/14, EUR	200	262
4.25%, 08/01/14, EUR	200	265
Spain Government Bond
3.40%, 04/30/14, EUR	150	193
3.30%, 10/31/14, EUR	125	160
		880
U.S. Treasury Securities - 30.0%
U.S. Treasury Bond
3.13%, 11/15/41 - 02/15/42	660	703
3.00%, 05/15/42	800	829
2.75%, 08/15/42	110	108
U.S. Treasury Note
1.75%, 05/15/22	2,230	2,261
1.63%, 08/15/22	2,275	2,273
		6,174
Total Government and Agency Obligations (cost $7,033)		7,054

PURCHASED OPTIONS - 0.0%
Put Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 09/21/15, DUB	1	8

Total Options (cost $8)		8

SHORT TERM INVESTMENTS - 23.1%
Certificates of Deposit - 1.2%
Banco do Brasil SA NY, 1.94%, 06/28/13	$100	100
Dexia Credit Local, 1.40%, 09/20/13	150	149
		249
Investment Company - 1.0%
JNL Money Market Fund, 0.06% (g) (h)	202	202

Treasury Securities - 20.9%
U.S. Treasury Bill
0.17%, 05/30/13	$300	300
0.17%, 07/25/13	1,300	1,298
0.17%, 08/22/13	800	799
0.18%, 09/19/13	1,900	1,897
		4,294
Total Short Term Investments (cost $4,744)		4,745

Total Investments - 100.3% (cost $20,312)		20,640
Other Assets and Liabilities, Net - (0.3%) (i)		(71)
Total Net Assets - 100.0%		$20,569

†	Par amounts are listed in United States Dollars unless otherwise noted. Options are quoted in unrounded number of contracts.
(a)

Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, which provides an exemption from the registration requirements for resale of this security to an institutional investor. The Sub-Advisor and Fund deemed this security to be liquid based on procedures approved by the Board. As of September 30, 2012, the value of Rule 144A and Section 4(2) liquid securities was $1,720.

(b)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(c)

Restricted security. Restricted as to public resale. Restricted security or Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted Securities Note in the Notes to Schedules of Investments.

(d)	Variable rate security. Rate stated was in effect as of September 30, 2012.
(e)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(f)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of September 30, 2012.
(g)	Investment in affiliate.
(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.
(i)	All or a portion of the securities or cash is pledged or segregated as collateral.

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Credit Income Fund

Notes to Schedules of Investments

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  The Fund held the following restricted securities, including Rule 144A securities that have been deemed illiquid, at September 30, 2012.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Kraft Foods Group Inc., 3.50%, 06/06/22	06/06/2012	$71	$74	0.3%
NRG Energy Inc., 6.63%, 03/15/23	09/11/2012	100	102	0.5
Penske Truck Leasing Co. LP, 3.38%, 03/15/18	09/25/2012	100	100	0.5
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17)	06/05/2012	79	90	0.4
		$350	$366	1.7%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Interest Rate Swaptions
Call Swaption, 3 month LIBOR versus 0.75% fixed, DUB	03/18/2013	N/A	1	$—
Call Swaption, 3 month LIBOR versus 0.85% fixed, BBP	10/11/2012	N/A	1	—
Call Swaption, 3 month LIBOR versus 0.85% fixed, CIT	10/11/2012	N/A	1	—
Call Swaption, 3 month LIBOR versus 0.85% fixed, MSS	10/11/2012	N/A	1	—
Put Swaption, 3 month LIBOR versus 0.85% fixed, BBP	10/11/2012	N/A	1	—
Put Swaption, 3 month LIBOR versus 0.85% fixed, CIT	10/11/2012	N/A	1	—
Put Swaption, 3 month LIBOR versus 0.85% fixed, MSS	10/11/2012	N/A	1	—
Put Swaption, 3 month LIBOR versus 1.00% fixed, GSC	10/11/2012	N/A	2	—
Put Swaption, 3 month LIBOR versus 1.40% fixed, DUB	03/18/2013	N/A	1	—
Put Swaption, 3 month LIBOR versus 2.50% fixed, DUB	09/21/2015	N/A	2	(4)
			12	$(4)

Summary of Written Options

	Contracts	Premiums
Options outstanding at inception	—	$—
Options written during the period	(14)	(9)
Options closed during the period	2	3
Options exercised during the period	—	—
Options expired during the period	—	—
Options outstanding at September 30, 2012	(12)	$(6)

Schedule of Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
USD/AUD	10/11/2012	JPM	AUD	(100)	$(104)	$—
USD/EUR	12/17/2012	JPM	EUR	(131)	(168)	(1)
USD/EUR	12/17/2012	BCL	EUR	(103)	(132)	—
USD/EUR	12/17/2012	CSI	EUR	(258)	(332)	1
USD/EUR	12/17/2012	CIT	EUR	(103)	(132)	3
USD/EUR	12/17/2012	CSI	EUR	(103)	(132)	2
					$(1,001)	$5

Schedule of Interest Rate Swaps

Over-the-Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date		Notional Amount(1)	Unrealized Appreciation
MSS	Brazil Interbank Deposit Rate	Paying	8.63%	01/02/2015	BRL	600	$—
							$—

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (3)	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1), (5)	Value (4)	Unrealized Appreciation / (Depreciation)
Credit default swap agreements - sell protection(2)
CIT	AT&T Inc., 1.60%, 02/15/2017	0.72%	1.00%	12/20/2017	$(150)	$2	$—
BOA	CDX.IG-18	n/a	1.00%	06/20/2017	(275)	1	2
CIT	CDX.IG-18	n/a	1.00%	06/20/2022	(1,875)	(45)	4
MSC	CDX.IG-18	n/a	1.00%	06/20/2022	(7,475)	(179)	67
CIT	CDX.IG-19	n/a	1.00%	12/20/2017	(500)	—	—
MSC	Federated Republic of Brazil, 12.25%, 06/20/2017	1.03%	1.00%	06/20/2017	(100)	—	3
CSI	Federated Republic of Brazil, 12.25%, 03/06/2030	1.07%	1.00%	09/20/2017	(100)	—	2
BBP	Ford Motor Co., 6.50%, 08/01/2018	1.84%	5.00%	12/20/2015	(100)	10	1
CIT	MCDX.18-V1	1.57%	1.00%	06/20/2017	(100)	(2)	—
MSC	People’s Republic of China, 4.75%, 06/20/2017	0.78%	1.00%	06/20/2017	(60)	1	2
UBS	People’s Republic of China, 4.75%, 10/29/2013	0.83%	1.00%	09/20/2017	(200)	2	4
GSI	Republic of Korea, 4.88%, 09/22/2014	0.76%	1.00%	06/20/2017	(100)	1	3
DUB	Russian Federation, 7.50%, 03/31/2030	1.40%	1.00%	06/20/2017	(60)	(1)	3
CSI	Telecom Italia S.p.A, 5.38%, 01/29/2019	2.78%	1.00%	12/20/2015	(129)	(7)	(2)
CIT	The Republic of Italy, 6.88%, 09/27/2023	3.42%	1.00%	09/20/2017	(100)	(11)	(1)
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.49%	1.00%	09/20/2017	(200)	5	—
GSI	United Mexican States, 5.95%, 03/19/2019	0.93%	1.00%	06/20/2017	(100)	—	3
CSI	United Mexican States, 5.95%, 03/19/2019	0.97%	1.00%	09/20/2017	(100)	—	1
					$(11,724)	$(223)	$92

Centrally Cleared Credit Default Swap Agreements
Credit Default Swap Agreement-sell protection(2)

n/a	CDX.IG-18	n/a	1.00%	06/20/2022	$(350)	$(9)	$(2)
n/a	CDX.IG-19	n/a	1.00%	12/20/2022	(100)	(3)	(1)
					$(450)	$(12)	$(3)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(3)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(4)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a seller of protection, the Fund receives the fixed rate.

	Shares/Par †	Value
Curian/PineBridge Merger Arbitrage Fund
COMMON STOCKS - 74.8%
CONSUMER DISCRETIONARY - 8.7%
Astral Media Inc. - Class A	146	$7,175
Collective Brands Inc. (a)	371	8,065
		15,240
ENERGY - 1.5%
Nexen Inc.	101	2,552

FINANCIALS - 6.4%
Pacific Capital Bancorp (a)	42	1,942
Presidential Life Corp.	334	4,648
SeaBright Insurance Holdings Inc.	420	4,625
		11,215
HEALTH CARE - 16.7%
AMERIGROUP Corp. (a)	87	7,958
Coventry Health Care Inc.	167	6,962
Medicis Pharmaceutical Corp. - Class A	174	7,537
Sunrise Senior Living Inc. (a)	487	6,943
		29,400
INDUSTRIALS - 28.2%
Cooper Industries Plc	188	14,141
Dollar Thrifty Automotive Group Inc. (a)	62	5,346
GeoEye Inc. (a)	231	6,106
RailAmerica Inc. (a)	41	1,118
Robbins & Myers Inc.	172	10,270
Shaw Group Inc. (a)	32	1,387
Viterra Inc.	686	11,244
		49,612
INFORMATION TECHNOLOGY - 11.0%
Ariba Inc. (a)	222	9,923
Brightpoint Inc. (a)	538	4,829
Quest Software Inc.	165	4,606
		19,358
UTILITIES - 2.3%
CH Energy Group Inc.	63	4,110

Total Common Stocks (cost $130,256)		131,487

SHORT TERM INVESTMENTS - 26.8%
Investment Company - 22.3%
JNL Money Market Fund, 0.06% (b) (c)	39,153	39,153

Treasury Securities - 4.5%
U.S. Treasury Bill
0.10%, 11/29/12 (d)	$5,000	5,000
0.09%, 12/27/12 (d)	3,000	2,999
		7,999
Total Short Term Investments (cost $47,152)		47,152

Total Investments - 101.6% (cost $177,408)		178,639
Total Securities Sold Short - (8.6%) (proceeds $14,557)		(15,128)
Other Assets and Liabilities, Net - 7.0%		12,338
Total Net Assets - 100.0%		$175,849

SECURITIES SOLD SHORT (e) - 8.6%
COMMON STOCKS - 8.6%
HEALTH CARE - 1.5%
Aetna Inc.	65	$2,570

INDUSTRIALS - 7.1%
Chicago Bridge & Iron Co. NV	4	156
DigitalGlobe Inc.	263	5,355
Eaton Corp.	149	7,047
		12,558
Total Securities Sold Short - 8.6% (proceeds $14,557)		$15,128

†               Par amounts are listed in United States Dollars unless otherwise noted.

(a)       Non-income producing security.

(b)       Investment in affiliate.

(c)        Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.

(d)       All or a portion of the securities is pledged or segregated as collateral.

(e)          Securities sold short are non-income producing.

Curian/The Boston Company Equity Income Fund
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 17.5%
Carnival Corp.	5	$184
Home Depot Inc.	1	40
International Game Technology	4	56
Johnson Controls Inc.	4	117
Macy’s Inc.	2	63
Newell Rubbermaid Inc.	12	231
News Corp. - Class A	10	257
Omnicom Group Inc.	5	262
Regal Entertainment Group - Class A	7	103
Stanley Black & Decker Inc.	1	51
Time Warner Inc.	4	200
Viacom Inc. - Class B	4	195
Walt Disney Co.	4	193
		1,952
CONSUMER STAPLES - 8.2%
Coca-Cola Enterprises Inc.	4	114
ConAgra Foods Inc.	9	246
Energizer Holdings Inc.	1	68
Kraft Foods Group Inc.	1	64
Mondelez International Inc. - Class A	3	104
PepsiCo Inc.	4	313
		909
ENERGY - 10.4%
BP Plc - ADR	3	122
Exxon Mobil Corp.	4	381
Occidental Petroleum Corp.	4	331
Schlumberger Ltd.	2	161
Valero Energy Corp.	5	165
		1,160
FINANCIALS - 28.2%
Ameriprise Financial Inc.	4	220
Arthur J. Gallagher & Co.	4	142
Berkshire Hathaway Inc. - Class B (a)	1	100
Capital One Financial Corp.	3	148
Comerica Inc.	6	183
Fifth Third Bancorp	12	189
Franklin Resources Inc.	1	84
Goldman Sachs Group Inc.	1	135
Invesco Ltd.	4	109
JPMorgan Chase & Co.	10	418
MetLife Inc.	6	200
Moody’s Corp.	6	251
TD Ameritrade Holding Corp.	6	99

See accompanying Notes to Schedules of Investments.

	Shares	Value
Travelers Cos. Inc.	1	87
U.S. Bancorp	11	389
Wells Fargo & Co.	11	377
		3,131
HEALTH CARE - 10.3%
Baxter International Inc.	3	168
Johnson & Johnson	2	119
McKesson Corp.	1	86
Merck & Co. Inc.	6	274
Pfizer Inc.	20	498
		1,145
INDUSTRIALS - 8.4%
Eaton Corp.	4	172
General Electric Co.	23	521
Honeywell International Inc.	2	130
Pitney Bowes Inc.	5	67
United Technologies Corp.	1	41
		931
INFORMATION TECHNOLOGY - 7.6%
Accenture Plc - Class A	1	92
Cisco Systems Inc.	13	242
Oracle Corp.	3	102
QUALCOMM Inc.	4	231
Texas Instruments Inc.	7	182
		849
MATERIALS - 4.5%
Dow Chemical Co.	3	78
Freeport-McMoRan Copper & Gold Inc.	1	47
International Paper Co.	3	108
LyondellBasell Industries NV - Class A	2	87
Martin Marietta Materials Inc.	1	67
Packaging Corp. of America	3	111
		498
TELECOMMUNICATION SERVICES - 3.1%
Vodafone Group Plc - ADR	5	137
Windstream Corp.	20	205
		342
Total Common Stocks (cost $10,392)		10,917

PREFERRED STOCKS - 0.9%
FINANCIALS - 0.9%
Citigroup Inc., 7.50%	1	100

Total Preferred Stocks (cost $98)		100

SHORT TERM INVESTMENTS - 0.6%
Investment Company - 0.6%
JNL Money Market Fund, 0.06% (b) (c)	68	68

Total Short Term Investments (cost $68)		68

Total Investments - 99.7% (cost $10,558)		11,085
Other Assets and Liabilities, Net - 0.3%		29
Total Net Assets - 100.0%		$11,114

(a)       Non-income producing security.

(b)       Investment in affiliate.

(c)        Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
COMMON STOCKS - 88.7%
CONSUMER DISCRETIONARY - 18.2%
Amazon.com Inc. (a) (b)	8	$2,040
American Eagle Outfitters Inc. (b)	232	4,896
Cabela’s Inc. - Class A (a) (b)	28	1,534
CBS Corp. - Class B (b)	16	580
Daimler AG	49	2,393
Dana Holding Corp. (b)	59	728
Delphi Automotive Plc (b)	140	4,335
Dick’s Sporting Goods Inc. (b)	26	1,351
Dollar Tree Inc. (a) (b)	35	1,691
DR Horton Inc. (b)	18	364
DreamWorks Animation SKG Inc. - Class A (a) (b)	30	580
Esprit Holdings Ltd.	386	592
Fifth & Pacific Co. Inc. (a) (b)	102	1,304
Finish Line Inc. - Class A (b)	68	1,539
Focus Media Holding Ltd. - ADR (b)	49	1,153
Foot Locker Inc. (b)	37	1,321
Garmin Ltd. (b)	22	931
Gordman’s Stores Inc. (a) (b)	36	658
Great Wall Motor Co. Ltd.	495	1,297
Groupon Inc. - Class A (a) (b)	59	282
Hibbett Sports Inc. (a) (b)	22	1,308
Inchcape Plc	423	2,462
Interpublic Group of Cos. Inc. (b)	74	819
ITV Plc	1,954	2,793
Lowe’s Cos. Inc. (b)	42	1,277
Mohawk Industries Inc. (a) (b)	24	1,884
Newell Rubbermaid Inc. (b)	308	5,877
News Corp. - Class A (b)	44	1,073
PVH Corp. (b)	21	1,979
Shuffle Master Inc. (a) (b)	24	376
Six Flags Entertainment Corp. (b)	10	613
Standard Pacific Corp. (a) (b)	199	1,344
Steven Madden Ltd. (a) (b)	13	567
The Jones Group Inc. (b)	94	1,208
Tractor Supply Co. (b)	16	1,549
Under Armour Inc. - Class A (a) (b)	29	1,621
Urban Outfitters Inc. (a) (b)	24	908
Viacom Inc. - Class B (b)	58	3,089
Walt Disney Co. (b)	38	2,002
William Hill Plc	182	935
Williams-Sonoma Inc. (b)	13	560
		63,813
CONSUMER STAPLES - 9.9%
Avon Products Inc. (b)	92	1,467
Carrefour SA	73	1,510
Casey’s General Stores Inc. (b)	11	605
Cia de Bebidas das Americas - ADR (b)	87	3,344
Coca-Cola Amatil Ltd.	295	4,143
Coca-Cola Enterprises Inc. (b)	81	2,538
Constellation Brands Inc. - Class A (a) (b)	69	2,235
Costco Wholesale Corp. (b)	15	1,458
Dean Foods Co. (a) (b)	239	3,913
Fomento Economico Mexicano SAB de CV - ADR (b)	34	3,087
Kirin Holdings Co. Ltd.	122	1,631
Monster Beverage Corp. (a) (b)	12	651
Sanderson Farms Inc. (b)	21	914
Tesco Plc	168	903
Unilever NV	139	4,921
United Natural Foods Inc. (a) (b)	12	690

See accompanying Notes to Schedules of Investments.

	Shares	Value
Whole Foods Market Inc. (b)	7	725
		34,735
ENERGY - 4.3%
Cabot Oil & Gas Corp. - Class A (b)	19	864
Ensco Plc - Class A (b)	24	1,304
Gulfport Energy Corp. (a) (b)	23	716
Occidental Petroleum Corp. (b)	26	2,201
Oil States International Inc. (a) (b)	6	515
PDC Energy Inc. (a) (b)	20	625
Petroleo Brasileiro SA - Petrobras - ADR (b)	48	1,111
Pioneer Natural Resources Co. (b)	6	665
QEP Resources Inc. (b)	18	571
Schlumberger Ltd. (b)	32	2,283
TGS Nopec Geophysical Co. ASA	38	1,248
Valero Energy Corp. (b)	70	2,213
Whiting Petroleum Corp. (a) (b)	12	592
		14,908
FINANCIALS - 8.3%
Allstate Corp. (b)	5	193
American International Group Inc. (a) (b)	69	2,271
Arthur J. Gallagher & Co. (b)	32	1,151
Banco Santander Brasil SA - ADR (b)	84	616
Bangkok Bank Public Co. Ltd.	249	1,622
BB&T Corp. (b)	44	1,456
Capital One Financial Corp. (b)	28	1,605
CBRE Group Inc. - Class A (a) (b)	129	2,369
Discover Financial Services (b)	36	1,436
E*Trade Financial Corp. (a) (b)	65	572
Fifth Third Bancorp (b)	40	618
First Commonwealth Financial Corp. (b)	105	742
Hancock Holding Co. (b)	20	624
Itau Unibanco Holding SA - ADR (b)	100	1,531
Jones Lang LaSalle Inc. (b)	8	615
Legg Mason Inc. (b)	64	1,588
Mid-America Apartment Communities Inc. (b)	9	557
Muenchener Rueckversicherungs AG	10	1,507
Nelnet Inc. - Class A (b)	23	540
Principal Financial Group Inc. (b)	45	1,210
Prosperity Bancshares Inc. (b)	13	539
Raymond James Financial Inc. (b)	12	431
SCBT Financial Corp. (b)	10	409
T. Rowe Price Group Inc. (b)	24	1,533
TD Ameritrade Holding Corp. (b)	24	363
U.S. Bancorp (b)	46	1,581
Waddell & Reed Financial Inc. - Class A (b)	41	1,329
		29,008
HEALTH CARE - 11.8%
Alexion Pharmaceuticals Inc. (a) (b)	6	688
AmerisourceBergen Corp. (b)	18	691
Ariad Pharmaceuticals Inc. (a) (b)	71	1,732
Astellas Pharma Inc.	39	1,987
CareFusion Corp. (a) (b)	41	1,156
Catamaran Corp. (a) (b)	4	397
Cerner Corp. (a) (b)	26	2,020
CIGNA Corp. (b)	12	550
Covidien Plc (b)	56	3,312
Cubist Pharmaceuticals Inc. (a) (b)	43	2,029
Emergent BioSolutions Inc. (a) (b)	43	606
Gilead Sciences Inc. (a) (b)	29	1,955
Hanger Orthopedic Group Inc. (a) (b)	47	1,338
Health Net Inc. (a) (b)	56	1,267
HMS Holdings Corp. (a) (b)	16	539
Hologic Inc. (a) (b)	18	368
Idenix Pharmaceuticals Inc. (a) (b)	107	488
Illumina Inc. (a) (b)	28	1,346
Mednax Inc. (a) (b)	14	1,053
Merit Medical Systems Inc. (a) (b)	65	965
Mylan Inc. (a) (b)	25	606
Onyx Pharmaceuticals Inc. (a) (b)	17	1,474
Pfizer Inc. (b)	53	1,314
Pharmacyclics Inc. (a) (b)	10	631
Salix Pharmaceuticals Ltd. (a) (b)	16	656
Sanofi-Aventis SA	23	1,989
Sanofi-Aventis SA - ADR (b)	53	2,264
St. Jude Medical Inc. (b)	39	1,653
United Therapeutics Corp. (a) (b)	7	413
Universal Health Services Inc. - Class B (b)	12	560
Vertex Pharmaceuticals Inc. (a) (b)	20	1,143
WellCare Health Plans Inc. (a) (b)	31	1,776
WuXi PharmaTech Cayman Inc. - ADR (a) (b)	172	2,567
		41,533
INDUSTRIALS - 7.4%
AMETEK Inc. (b)	15	538
CH Robinson Worldwide Inc. (b)	13	766
China Railway Construction Corp. Ltd. - Class H	2,849	2,536
Corporate Executive Board Co. (b)	12	627
Dover Corp. (b)	9	517
Eaton Corp. (b)	30	1,424
EMCOR Group Inc. (b)	22	614
Equifax Inc. (b)	11	498
Granite Construction Inc. (b)	21	589
Herman Miller Inc. (b)	11	208
Hexcel Corp. (a) (b)	22	524
ICF International Inc. (a) (b)	2	36
IDEX Corp. (b)	14	575
Ingersoll-Rand Plc (b)	12	560
Jacobs Engineering Group Inc. (a) (b)	15	595
Kirby Corp. (a) (b)	27	1,519
Landstar System Inc. (b)	14	682
MRC Global Inc. (a) (b)	24	591
Oshkosh Corp. (a) (b)	58	1,579
Parker Hannifin Corp. (b)	5	388
Regal-Beloit Corp. (b)	10	694
Roper Industries Inc. (b)	5	573
Trinity Industries Inc. (b)	54	1,623
Triumph Group Inc. (b)	9	582
TrueBlue Inc. (a) (b)	56	881
Union Pacific Corp. (b)	21	2,509
United Technologies Corp. (b)	18	1,426
UTi Worldwide Inc. (b)	52	705
Volvo AB - Class B	111	1,563
		25,922
INFORMATION TECHNOLOGY - 19.6%
Akamai Technologies Inc. (a) (b)	81	3,081
Alliance Data Systems Corp. (a) (b)	14	1,989
Amphenol Corp. - Class A (b)	20	1,206
Apple Inc. (b)	3	2,035
Applied Micro Circuits Corp. (a) (b)	52	263
Aruba Networks Inc. (a) (b)	171	3,846
Avago Technologies Ltd. (b)	41	1,430
Avnet Inc. (a) (b)	32	926
Broadcom Corp. - Class A (b)	94	3,265
Ciena Corp. (a) (b)	118	1,600
Citrix Systems Inc. (a) (b)	7	521
Cognizant Technology Solutions Corp. - Class A (a) (b)	19	1,315
CSG Systems International Inc. (a) (b)	75	1,690
DealerTrack Holdings Inc. (a) (b)	53	1,467
Electronic Arts Inc. (a) (b)	15	191
Entegris Inc. (a) (b)	66	536

See accompanying Notes to Schedules of Investments.

	Shares	Value
F5 Networks Inc. (a) (b)	13	1,337
Google Inc. - Class A (a) (b)	2	1,559
Informatica Corp. (a) (b)	23	817
Intuit Inc. (b)	10	618
JDS Uniphase Corp. (a) (b)	80	987
Jive Software Inc. (b)	33	519
Linkedin Corp. - Class A (a) (b)	9	1,050
MAXIMUS Inc. (b)	6	340
Mentor Graphics Corp. (a) (b)	54	832
Micron Technology Inc. (a) (b)	135	809
Microsemi Corp. (a) (b)	26	530
Millennial Media Inc. (a) (b)	24	349
Nuance Communications Inc. (a) (b)	23	582
Oracle Corp. (b)	82	2,579
PMC - Sierra Inc. (a) (b)	75	423
QUALCOMM Inc. (b)	87	5,447
Red Hat Inc. (a) (b)	15	833
Ricoh Co. Ltd.	122	1,030
Riverbed Technology Inc. (a) (b)	33	779
Salesforce.com Inc. (a) (b)	9	1,448
SanDisk Corp. (a) (b)	66	2,864
ScanSource Inc. (a) (b)	20	645
Seagate Technology Inc. (b)	14	437
Skyworks Solutions Inc. (a) (b)	135	3,180
Synopsys Inc. (a) (b)	18	590
Teradata Corp. (a) (b)	32	2,399
Texas Instruments Inc. (b)	28	781
Total System Services Inc. (b)	23	551
Vantiv Inc. - Class A (a) (b)	41	889
Velti Plc (a) (b)	87	727
Vishay Intertechnology Inc. (a) (b)	126	1,240
VMware Inc. - Class A (a) (b)	39	3,732
Wright Express Corp. (a) (b)	9	658
Xilinx Inc. (b)	57	1,916
		68,838
MATERIALS - 7.8%
China Vanadium Titano - Magnetite Mining Co. Ltd.	3,898	599
Clariant AG	75	894
Eagle Materials Inc. (b)	35	1,635
Eastman Chemical Co. (b)	68	3,855
Innospec Inc. (a) (b)	21	723
LyondellBasell Industries NV - Class A (b)	88	4,549
Monsanto Co. (b)	30	2,750
PPG Industries Inc. (b)	50	5,744
Sherwin-Williams Co. (b)	8	1,229
Vulcan Materials Co.	107	5,049
Zoltek Cos. Inc. (a) (b)	48	365
		27,392
TELECOMMUNICATION SERVICES - 1.0%
VimpelCom Ltd. - ADR (b)	65	773
Windstream Corp. (b)	277	2,798
		3,571
UTILITIES - 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (b)	19	1,552

Total Common Stocks (cost $289,875)		311,272

INVESTMENT COMPANIES - 0.1%
ProShares Ultra VIX Short-Term Futures ETF (a) (b)	5	159
ProShares VIX Short-Term Futures ETF (a) (b)	20	377

Total Investment Companies (cost $1,129)		536

SHORT TERM INVESTMENTS - 7.1%
Investment Company - 7.1%
JNL Money Market Fund, 0.06% (c) (f)	24,928	24,928

Total Short Term Investments (cost $24,928)		24,928

Total Investments - 96.0% (cost $315,932)		336,736
Total Securities Sold Short - (89.5%) (proceeds $305,891)		(314,156)
Other Assets and Liabilities, Net - 93.5%		328,148
Total Net Assets - 100.0%		$350,728

SECURITIES SOLD SHORT (e) - 89.5%
COMMON STOCKS - 84.6%
CONSUMER DISCRETIONARY - 17.6%
AutoZone Inc.	8	$2,802
Bayerische Motoren Werke AG	39	2,871
Best Buy Co. Inc.	88	1,507
Betfair Group Plc	111	1,298
Carpetright Plc	88	935
Chipotle Mexican Grill Inc. - Class A	1	419
Coach Inc.	19	1,085
Columbia Sportswear Co.	21	1,125
Darden Restaurants Inc.	26	1,451
Dixons Retail Plc	3,158	1,013
Dollar General Corp.	35	1,785
DSW Inc. - Class A	13	867
Dunkin’ Brands Group Inc.	121	3,541
Gentex Corp.	64	1,087
J.C. Penney Co. Inc.	191	4,643
Leggett & Platt Inc.	147	3,676
Li & Fung Ltd.	438	675
Li & Fung Ltd. - ADR	720	2,160
Lululemon Athletica Inc.	12	915
McDonald’s Corp.	57	5,189
Monro Muffler Brake Inc.	61	2,149
NetFlix Inc.	30	1,645
Ocado Group Plc	852	889
Omnicom Group Inc.	57	2,944
PetMed Express Inc.	23	227
PetSmart Inc.	45	3,077
Polaris Industries Inc.	15	1,187
Saks Inc.	54	554
Thomson Reuters Corp.	93	2,677
Tiffany & Co.	70	4,303
TJX Cos. Inc.	38	1,695
VF Corp.	8	1,208
		61,599
CONSUMER STAPLES - 8.6%
Asahi Breweries Ltd.	77	1,899
Boston Beer Co. Inc. - Class A	12	1,392
Casino Guichard Perrachon SA	19	1,682
Church & Dwight Co. Inc.	22	1,188
Flowers Foods Inc.	234	4,720
General Mills Inc.	22	866
Hormel Foods Corp.	99	2,892
Kimberly-Clark de Mexico SAB de CV - ADR - Class A	204	2,445
Safeway Inc.	181	2,913
Spectrum Brands Holdings Inc.	15	619
SUPERVALU Inc.	57	137
Tingyi Cayman Islands Holding Corp.	836	2,507
Wal-Mart de Mexico SAB de CV - ADR	54	1,501
WM Morrison Supermarkets Plc	204	940
Woolworths Ltd.	155	4,626
		30,327

See accompanying Notes to Schedules of Investments.

	Shares	Value
ENERGY - 4.1%
Bill Barrett Corp.	63	1,563
Bourbon SA	63	1,806
CARBO Ceramics Inc.	3	200
CNOOC Ltd. - ADR	7	1,472
Comstock Resources Inc.	35	642
ConocoPhillips	40	2,301
Devon Energy Corp.	27	1,643
Murphy Oil Corp.	40	2,154
Seadrill Ltd.	43	1,699
Ultra Petroleum Corp.	36	801
		14,281
FINANCIALS - 8.9%
American Tower Corp.	12	864
AvalonBay Communities Inc.	1	194
Banco Bradesco SA - ADR	226	3,625
BanColombia SA - ADR	27	1,623
Bank of Hawaii Corp.	11	491
BlackRock Inc.	8	1,337
Charles Schwab Corp.	127	1,625
Citigroup Inc.	54	1,768
CME Group Inc.	12	677
Comerica Inc.	54	1,683
Federated Investors Inc. - Class B	61	1,265
First Republic Bank	18	609
Hannover Rueckversicherung AG	33	2,101
Hanover Insurance Group Inc.	8	288
Jefferies Group Inc.	129	1,769
KBW Inc.	25	414
MSCI Inc. - Class A	17	618
National Penn Bancshares Inc.	56	508
New York Community Bancorp Inc.	117	1,662
People’s United Financial Inc.	66	807
Progressive Corp.	148	3,070
Sabra Healthcare REIT Inc.	64	1,287
State Street Corp.	35	1,486
Stifel Financial Corp.	23	770
Trustmark Corp.	24	580
		31,121
HEALTH CARE - 11.0%
AstraZeneca Plc - ADR	39	1,862
Becton Dickinson & Co.	6	438
Conceptus Inc.	49	997
Conmed Corp.	78	2,232
CR Bard Inc.	27	2,822
Cyberonics Inc.	17	867
Eisai Co. Ltd.	20	896
Genus Plc	34	823
H Lundbeck A/S	71	1,324
Haemonetics Corp.	26	2,048
Henry Schein Inc.	52	4,158
Idexx Laboratories Inc.	9	904
Integra LifeSciences Holdings Corp.	45	1,829
Life Technologies Corp.	31	1,510
Masimo Corp.	129	3,113
Novo-Nordisk A/S - ADR	11	1,714
Owens & Minor Inc.	185	5,513
Valeant Pharmaceuticals International Inc.	32	1,795
Varian Medical Systems Inc.	31	1,866
Waters Corp.	16	1,305
West Pharmaceutical Services Inc.	10	555
		38,571
INDUSTRIALS - 7.3%
Applied Industrial Technologies Inc.	28	1,180
China Rongsheng Heavy Industries Group Holdings Ltd.	11,151	1,467
Cummins Inc.	6	581
Donaldson Co. Inc.	88	3,052
Dun & Bradstreet Corp.	45	3,563
Expeditors International of Washington Inc.	71	2,592
Finning International Inc.	17	404
Graco Inc.	10	511
Kennametal Inc.	32	1,195
Lockheed Martin Corp.	37	3,477
Outotec Oyj	32	1,522
Pall Corp.	14	876
Rollins Inc.	22	504
Rolls-Royce Holdings Plc (d)	34	—
SPX Corp.	4	287
Terex Corp.	9	208
Waste Management Inc.	66	2,113
Wesco Aircraft Holdings Inc.	81	1,113
Xylem Inc.	38	949
		25,594
INFORMATION TECHNOLOGY - 17.7%
Adobe Systems Inc.	88	2,865
Advanced Energy Industries Inc.	41	503
Advanced Semiconductor Engineering Inc. - ADR	—	—
Aixtron SE - ADR	84	1,114
CA Inc.	67	1,725
Canon Inc.	23	751
Cognex Corp.	56	1,932
Coherent Inc.	11	502
Concur Technologies Inc.	53	3,897
Corning Inc.	301	3,955
Facebook Inc. - Class A	153	3,308
Factset Research Systems Inc.	12	1,155
Finisar Corp.	37	536
First Solar Inc.	104	2,308
Hewlett-Packard Co.	209	3,567
Infosys Technologies Ltd. - ADR	61	2,982
Intel Corp.	124	2,815
KLA-Tencor Corp.	114	5,456
Kronos Worldwide Inc.	72	1,082
Lexmark International Inc. - Class A	82	1,820
Microsoft Corp.	155	4,610
National Instruments Corp.	41	1,041
Nokia Oyj - ADR - Class A	1,244	3,198
Polycom Inc.	176	1,737
Research In Motion Ltd.	224	1,678
Rofin-Sinar Technologies Inc.	38	753
SAP AG - ADR	19	1,376
SolarWinds Inc.	34	1,887
Telefonaktiebolaget LM Ericsson - ADR	344	3,138
Ultratech Inc.	17	527
		62,218
MATERIALS - 7.6%
Air Products & Chemicals Inc.	101	8,391
Alcoa Inc.	464	4,108
ArcelorMittal South Africa Ltd. - ADR	124	621
BASF SE	11	935
Compass Minerals International Inc.	42	3,135
EI Du Pont de Nemours & Co.	73	3,685
Grief Inc. - Class A	102	4,516
Metals USA Holdings Corp.	37	493
United States Steel Corp.	18	337
US Silica Holdings Inc.	37	506
		26,727

See accompanying Notes to Schedules of Investments.

	Shares	Value
TELECOMMUNICATION SERVICES - 1.3%
tw telecom inc.	16	414
Verizon Communications Inc.	92	4,206
		4,620
UTILITIES - 0.5%
Consolidated Edison Co.	15	872
Tractebel Energia SA - ADR	51	808
		1,680
Total Common Stocks - (proceeds $288,828)		296,738

PREFERRED STOCKS - 1.3%

CONSUMER STAPLES - 1.3%
Lindt & Spruengli AG	1	4,661

Total Preferred Stocks - (proceeds $4,454)		4,661

INVESTMENT COMPANIES - 3.6%
SPDR S&P MidCap 400 ETF Trust	35	6,360
Technology Select Sector SPDR Fund	207	6,397

Total Investment Companies - (proceeds $12,609)		12,757

Total Securities Sold Short – 89.5% (proceeds $305,891)		$314,156

†               Par amounts are listed in United States Dollars unless otherwise noted.

(a)       Non-income producing security.

(b)       All or a portion of the securities or cash is pledged or segregated collateral.

(c)        Investment in affiliate.

(d)       Security fair valued in good faith in accordance with the procedures established by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to the Schedules of Investments.

(e)          Securities sold short are non-income producing.

(f)         Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.

Curian/Van Eck International Gold Fund
COMMON STOCKS - 97.7%
MATERIALS - 97.7%
Alamos Gold Inc.	31	$601
Allied Nevada Gold Corp. (a)	25	992
Argonaut Gold Inc.	125	1,299
AuRico Gold Inc. (a)	78	544
Aurizon Mines Ltd. (a)	134	704
Barrick Gold Corp.	36	1,503
Bear Creek Mining Corp.	115	432
Continental Gold Ltd.	89	798
Eastmain Resources Inc.	119	123
Eldorado Gold Corp.	296	4,506
Evolution Mining Ltd. (a)	222	445
Fortuna Silver Mines Inc. (a)	64	338
Franco-Nevada Corp.	19	1,120
Fresnillo Plc	37	1,114
Gold Canyon Resources Inc.	115	211
Goldcorp Inc.	92	4,204
Gryphon Minerals Ltd. (a)	367	351
Guyana Goldfields Inc.	96	323
Iamgold Corp.	172	2,722
International Tower Hill Mines Ltd. (a)	64	184
Keegan Resources Inc. (a)	85	315
Kinross Gold Corp.	139	1,421
Lydian International Ltd.	190	435
Medusa Mining Ltd.	44	274
New Gold Inc. (a)	337	4,122
Newcrest Mining Ltd.	72	2,170
Newmont Mining Corp.	32	1,787
Novagold Resources Inc. (a)	32	178
Orezone Gold Corp.	132	294
Osisko Mining Corp.	375	3,718
Papillon Resources Ltd. (a)	138	247
Perseus Mining Ltd. (a)	244	734
Premier Gold Mines Ltd.	29	189
Pretium Resources Inc.	55	722
Queenston Mining Inc.	42	173
Rainy River Resources Ltd.	57	333
Rangold Resources Ltd. - ADR	36	4,379
Romarco Minerals Inc.	217	236
Roxgold Inc.	98	81
Royal Gold Inc.	27	2,666
Rubicon Minerals Corp. (a)	141	528
Sabina Gold & Silver Corp.	163	544
San Gold Corp.	223	242
Silver Wheaton Corp.	66	2,633
Silvercorp Metals Inc.	141	916
Tahoe Resources Inc.	73	1,489
Timmins Gold Corp.	60	168
Torex Gold Resources Inc.	281	605
Volta Resources Inc.	261	186
Yamana Gold Inc.	102	1,942

Total Common Stocks (cost $53,441)		56,241

SHORT TERM INVESTMENTS - 6.1%
Investment Company - 6.1%
JNL Money Market Fund, 0.06% (b) (c)	3,538	3,538

Total Short Term Investments (cost $3,538)		3,538

Total Investments - 103.8% (cost $56,979)		59,779
Other Assets and Liabilities, Net - (3.8%)		(2,182)
Total Net Assets - 100.0%		$57,597

(a)       Non-income producing security.

(b)       Investment in affiliate.

(c)        Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2012

Currency Abbreviations:

AUD - Australian Dollar	JPY - Japanese Yen
BRL - Brazilian Real	MXN – Mexican Peso
CAD - Canadian Dollar	NOK - Norwegian Krone
CHF – Swiss Franc	NZD - New Zealand Dollar
CLP - Chilean Peso	RUB - Russian Ruble
CZK – Czech Republic Korunas	SEK - Swedish Krona
EUR - European Currency Unit (Euro)	ZAR - South African Rand
GBP - British Pound	USD - United States Dollar

Abbreviations:

ACWI - All Country World Index	MCDX - Municipal Credit Default Swap Index
ADR - American Depositary Receipt	MBS - Mortgage Backed Security
CDX - Credit Default Swap Index	MLP - Master Limited Partnership
EAFE - Europe, Australia and Far East	MSCI - Morgan Stanley Capital International
EMU - Economic and Monetary Union (Europe)	NYSE - New York Stock Exchange
ETF - Exchange Traded Fund	REIT - Real Estate Investment Trust
ETN - Exchange Traded Note	SPDR - Standard & Poor’s Depositary Receipt
GDR – Global Depository Receipt	TIPS - Treasury Inflation Protected Securities
JSC – Joint Stock Company	VIX - Volatility Index
LIBOR - London Interbank Offer Rate

Counterparty Abbreviations:

BBP - Barclays Bank Plc	JPM - JPMorgan Chase Bank N.A.
BOA - Banc of America Securities LLC/Bank of America NA	MSC - Morgan Stanley & Co., Incorporated
CCI - Citicorp Securities, Inc.	MSI – Morgan Stanley International
CIT – Citibank, Inc.	MSS - Morgan Stanley Capital Services Inc.
CSI - Credit Suisse Securities, LLC	RBC – Royal Bank of Canada
DUB - Deutsche Bank Alex Brown Inc.	SGB - Societe Generale Bannon LLC
GSI - Goldman Sachs International	UBS - UBS Securities LLC

Security Valuation — Curian Capital, LLC (“Curian”, “Adviser” or “Administrator”) has entered into a sub-administration and fund accounting services agreement on behalf of each fund within the Curian Variable Series Trust (“Trust”) (each a “Fund”, and collectively, “Funds”) with Jackson Fund Services (“JFS” or “Sub-Administrator”), a division of Jackson National Asset Management, LLC (“JNAM”).  JNAM is a subsidiary of Jackson and an affiliate of Curian.  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Feeder Fund’s investment in its corresponding Master Fund is valued at the NAV per share of the Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Fund is discussed in the Master Fund’s shareholder report, which is available on the SEC’s website at www.sec.gov.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on a liquid exchange are valued at the settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on a liquid exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements are valued by the applicable exchange via pricing models using observable inputs.  OTC derivatives, such as options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivatives securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures adopted by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments

Curian Variable Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2012

may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Sub-Administrator’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures adopted by the Board, the Sub-Administrator may rely on pricing services or other sources, including the Funds’ Adviser and Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Board has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

FASB ASC TOPIC 820, “Fair Value Measurements Disclosure”

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, securities priced by pricing services, OTC derivatives, centrally cleared swap agreements, swap agreements valued by pricing services, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Sub-Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Sub-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Sub-Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of September 30, 2012 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian Guidance - Maximize Income Fund
Investment Companies	$15,369	$—	$—	$15,369
Fund Total	$15,369	$—	$—	$15,369
Curian Guidance - Balanced Income Fund
Investment Companies	$24,475	$—	$—	$24,475
Fund Total	$24,475	$—	$—	$24,475
Curian Guidance - Equity 100 Fund
Investment Companies	$107	$—	$—	$107
Fund Total	$107	$—	$—	$107

Curian Variable Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2012

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian Guidance - Fixed Income 100 Fund
Investment Companies	$455	$—	$—	$455
Fund Total	$455	$—	$—	$455
Curian Guidance - Rising Income Fund
Investment Companies	$9,894	$—	$—	$9,894
Fund Total	$9,894	$—	$—	$9,894
Curian Guidance - Moderate Growth Fund
Investment Companies	$37,032	$—	$—	$37,032
Fund Total	$37,032	$—	$—	$37,032
Curian Guidance - Maximum Growth Fund
Investment Companies	$10,167	$—	$—	$10,167
Fund Total	$10,167	$—	$—	$10,167
Curian Guidance - Tactical Moderate Growth Fund
Investment Companies	$35,895	$—	$—	$35,895
Fund Total	$35,895	$—	$—	$35,895
Curian Guidance - Tactical Maximum Growth Fund
Investment Companies	$11,969	$—	$—	$11,969
Fund Total	$11,969	$—	$—	$11,969
Curian Guidance - Institutional Alt 65 Fund
Investment Companies	$27,054	$—	$—	$27,054
Fund Total	$27,054	$—	$—	$27,054
Curian Guidance - Institutional Alt 100 Fund
Investment Companies	$63,147	$—	$—	$63,147
Fund Total	$63,147	$—	$—	$63,147
Curian Tactical Advantage 35 Fund
Investment Companies	$10,032	$—	$—	$10,032
Short Term Investments	224	—	—	224
Fund Total	$10,256	$—	$—	$10,256
Curian Tactical Advantage 60 Fund
Investment Companies	$14,509	$—	$—	$14,509
Short Term Investments	595	—	—	595
Fund Total	$15,104	$—	$—	$15,104
Curian Tactical Advantage 75 Fund
Investment Companies	$13,762	$—	$—	$13,762
Short Term Investments	93	—	—	93
Fund Total	$13,855	$—	$—	$13,855
Curian Dynamic Risk Advantage - Diversified Fund
Investment Companies	$6,700	$—	$—	$6,700
Short Term Investments	18,316	60,948	—	79,264
Fund Total	$25,016	$60,948	$—	$85,964
Curian Dynamic Risk Advantage - Aggressive Fund
Investment Companies	$889	$—	$—	$889
Short Term Investments	4,889	24,892	—	29,781
Fund Total	$5,778	$24,892	$—	$30,670
Curian Dynamic Risk Advantage - Income Fund
Investment Companies	$37,955	$—	$—	$37,955
Short Term Investments	1,679	—	—	1,679
Fund Total	$39,634	$—	$—	$39,634
Curian/American Funds Growth Fund
Investment Companies	$3,482	$—	$—	$3,482
Fund Total	$3,482	$—	$—	$3,482
Curian/Epoch Global Shareholder Yield Fund
Common Stocks	$9,130	$6,013	$—	$15,143
Preferred Stocks	53	—	—	53
Short Term Investments	764	—	—	764
Fund Total	$9,947	$6,013	$—	$15,960
Curian/DFA U.S. Micro Cap Fund
Common Stocks	$70,269	$—	$—	$70,269
Short Term Investments	10,173	—	—	10,173
Fund Total	$80,442	$—	$—	$80,442

Curian Variable Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2012

	Assets - Securities
	Level 1	Level 2	Level 3	Total

Curian/FAMCO Flex Core Covered Call Fund
Common Stocks	$15,443	$—	$—	$15,443
Investment Companies	576	—	—	576
Short Term Investments	1,183	—	—	1,183
Fund Total	$17,202	$—	$—	$17,202
Curian/Franklin Templeton Frontier Markets Fund
Common Stocks	$32,238	$26,814	$—	$59,052
Short Term Investments	20,029	—	—	20,029
Fund Total	$52,267	$26,814	$—	$79,081
Curian/Franklin Templeton Natural Resources Fund
Common Stocks	$146,228	$10,856	$—	$157,084
Preferred Stocks	—	1,290	—	1,290
Corporate Bonds and Notes	—	1,032	—	1,032
Short Term Investments	9,811	—	—	9,811
Fund Total	$156,039	$13,178	$—	$169,217
Curian/Neuberger Berman Currency Fund
Government and Agency Obligations	$—	$18,430	$—	$18,430
Short Term Investments	3,678	105,417	—	109,095
Fund Total	$3,678	$123,847	$—	$127,525
Curian/Nicholas Convertible Arbitrage Fund
Preferred Stocks	$6,425	$—	$—	$6,425
Corporate Bonds and Notes	—	177,877	—	177,877
Short Term Investments	6,086	—	—	6,086
Fund Total	$12,511	$177,877	$—	$190,388
Curian/PIMCO Credit Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$217	$—	$217
Corporate Bonds and Notes	—	8,616	—	8,616
Government and Agency Obligations	—	7,054	—	7,054
Purchased Options	—	8	—	8
Short Term Investments	202	4,543	—	4,745
Fund Total	$202	$20,438	$—	$20,640
Curian/PineBridge Merger Arbitrage Fund
Common Stocks	$131,487	$—	$—	$131,487
Short Term Investments	39,153	7,999	—	47,152
Fund Total	$170,640	$7,999	$—	$178,639
Curian/The Boston Company Equity Income Fund
Common Stocks	$10,917	$—	$—	$10,917
Preferred Stocks	100	—	—	100
Short Term Investments	68	—	—	68
Fund Total	$11,085	$—	$—	$11,085
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Common Stocks	$272,717	$38,555	$—	$311,272
Investment Companies	536	—	—	536
Short Term Investments	24,928	—	—	24,928
Fund Total	$298,181	$38,555	$—	$336,736
Curian/Van Eck International Gold Fund
Common Stocks	$50,906	$5,335	$—	$56,241
Short Term Investments	3,538	—	—	3,538
Fund Total	$54,444	$5,335	$—	$59,779

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total

Curian/Nicholas Convertible Arbitrage Fund
Common Stocks	$(75,239)	$—	$—	$(75,239)
Fund Total	$(75,239)	$—	$—	$(75,239)
Curian/PineBridge Merger Arbitrage Fund
Common Stocks	$(15,128)	$—	$—	$(15,128)
Fund Total	$(15,128)	$—	$—	$(15,128)
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Common Stocks	$(265,778)	$(30,960)	$—	$(296,738)
Preferred Stocks	—	(4,661)	—	(4,661)
Investment Companies	(12,757)	—	—	(12,757)
Fund Total	$(278,535)	$(35,621)	$—	$(314,156)

Curian Variable Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2012

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian Dynamic Risk Advantage - Diversified Fund
Open Futures Contracts	$6	$—	$—	$6
Open Forward Foreign Currency Contracts	—	115	—	115
Total Return Swap Agreements	—	141	—	141
Fund Total	$6	$256	$—	$262
Curian Dynamic Risk Advantage - Aggressive Fund
Open Futures Contracts	$6	$—	$—	$6
Open Forward Foreign Currency Contracts	—	23	—	23
Total Return Swap Agreements	—	145	—	145
Fund Total	$6	$168	$—	$174
Curian/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	—	1,523	—	1,523
Fund Total	$—	$1,523	$—	$1,523
Curian/PIMCO Credit Income Fund
Open Forward Foreign Currency Contracts	$—	$6	$—	$6
OTC Credit Default Swap Agreements	—	96	—	96
Fund Total	$—	$102	$—	$102

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian Dynamic Risk Advantage - Diversified Fund
Open Futures Contracts	$(171)	$—	$—	$(171)
Open Forward Foreign Currency Contracts	—	(149)	—	(149)
Total Return Swap Agreements	—	(484)	—	(484)
Fund Total	$(171)	$(633)	$—	$(804)
Curian Dynamic Risk Advantage - Aggressive Fund
Open Futures Contracts	$(121)	$—	$—	$(121)
Open Forward Foreign Currency Contracts	—	(5)	—	(5)
Total Return Swap Agreements	—	(81)	—	(81)
Fund Total	$(121)	$(86)	$—	$(207)
Curian/FAMCO Flex Core Covered Call Fund
Written Options	$(281)	$—	$—	$(281)
Fund Total	$(281)	$—	$—	$(281)
Curian/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	—	(1,200)	—	(1,200)
Fund Total	$—	$(1,200)	$—	$(1,200)
Curian/PIMCO Credit Income Fund
Written Options	$—	$(4)	$—	$(4)
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
Interest Rate Swap Agreements	—	—	—	—
OTC Credit Default Swap Agreements	—	(4)	—	(4)
Centrally Cleared Credit Default Swap Agreements	—	(3)	—	(3)
Fund Total	$—	$(12)	$—	$(12)

(1)Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include forward foreign currency contracts, futures contracts, written options and swap agreements.  Purchased options are included in the Schedules of Investments.  All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period.  Since the Funds’ commenced operations on February 6, 2012, there were no significant transfers into or out of Level 1, 2 or 3 during the period. There were no material Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2012.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Securities Sold Short - Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security or to engage in arbitrage transactions.  When a Fund engages in a short sale, the Fund borrows the security sold short and delivers it to the counterparty through which it made the short sale as collateral for its obligation.  The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan.  Until the Fund closes its short position, the lending broker requires assets to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements and cover the short sale obligation.  A Fund is obligated to deliver securities at the market price at the time the short position is closed.  If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain.  A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Curian Variable Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2012

Investments in Affiliates — The Curian Guidance Funds invest solely in shares of other affiliated Funds of the Trust and other Funds advised by JNAM.  During the period ended September 30, 2012, certain Funds invested in a money market fund which is also advised by JNAM, an affiliate of Curian.  JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. The following table details cash management investments (in thousands) in the JNL Money Market Fund held at September 30, 2012.  There was no realized gain or loss relating to transactions in this investment during the period ended September 30, 2012.

	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
Curian Tactical Advantage 35 Fund	$—	$224	$—
Curian Tactical Advantage 60 Fund	—	595	—
Curian Tactical Advantage 75 Fund	—	93	—
Curian Dynamic Risk Advantage - Diversified Fund	—	18,316	—
Curian Dynamic Risk Advantage - Aggressive Fund	—	4,889	—
Curian Dynamic Risk Advantage - Income Fund	—	1,679	2
Curian/Epoch Global Shareholder Yield Fund	—	764	1
Curian/DFA U.S. Micro Cap Fund	—	10,173	—
Curian/FAMCO Flex Core Covered Call Fund	—	1,183	—
Curian/Franklin Templeton Frontier Markets Fund		20,029	1
Curian/Franklin Templeton Natural Resources Fund	—	9,811	—
Curian/Neuberger Berman Currency Fund		3,678	1
Curian/Nicholas Convertible Arbitrage Fund	—	6,086	3
Curian/PIMCO Credit Income Fund	—	202	—
Curian/PineBridge Merger Arbitrage Fund	—	39,153	1
Curian/The Boston Company Equity Income Fund	—	68	—
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	—	24,928	9
Curian/Van Eck International Gold Fund	—	3,538	—

FASB ASC Topic 815, “Derivatives and Hedging” — This standard includes the requirement for qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, realized and unrealized gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraphs.

Options Transactions — A Fund may be subject to equity price and interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian/FAMCO Flex Core Covered Call Fund entered into options contracts to manage exposure to or hedge changes in securities prices, to generate income and as a part of its overall investment strategy and Curian/PIMCO Credit Income Fund entered into options contracts to manage exposure to or hedge changes in interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option.  When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.  When a Fund writes a call or put option, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value.  There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

A Fund may buy and sell (“write”) call and put options on securities and swaps agreements (“swaptions”).  Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreements at any time before the expiration of the option.  Swaptions are illiquid investments.

Futures Contracts - A Fund may be subject to equity price and interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian Dynamic Risk Advantage - Diversified Fund and Curian Dynamic Risk Advantage — Aggressive Fund entered into futures contracts as an

Curian Variable Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2012

efficient means of adjusting overall exposure to certain markets as part of their investment strategy and Curian/DFA U.S. Micro Cap Fund entered into futures contracts to manage cash flows.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to a Fund since future contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the future contracts against default.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective.  During the period, Curian Dynamic Risk Advantage - Diversified Fund, Curian Dynamic Risk Advantage — Aggressive Fund and Curian/Neuberger Berman Currency Fund entered into forward foreign currency contracts as part of their investment strategy and Curian/PIMCO Credit Income Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of its overall investment strategy.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements — Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the OTC market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). Swap agreements are illiquid investments.  If a Fund transacts in OTC swap agreements, they are a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“ISDA Master Agreements”) with select counterparties.  The ISDA Master Agreements govern transactions in OTC derivatives, including swap agreements and forward foreign currency contracts, and maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements.  The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC swap agreement.

Swap agreements are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss.  OTC swap premiums paid or received at the beginning of the measurement period which are recorded by the Fund represent payments made or received upon entering into the OTC swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate.  These upfront payments are amortized over the life of the swap agreement and recorded as a realized gain or loss upon termination or maturity of the swap agreement.  A liquidation payment received or made at the termination of the OTC swap agreement is recorded as a realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Upon entering into a centrally cleared swap agreement, a Fund is required to deposit with a designated swap dealer through the exchange’s clearinghouse an amount of cash or cash equivalent equal to a certain percentage of the centrally cleared swap agreement known as the “initial margin”.  The Fund receives from or pays to a designated swap dealer through the exchange’s clearinghouse an amount of cash equal to the daily fluctuation in the value of the centrally cleared swap agreement.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Centrally cleared swap agreements involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the unrealized gain or loss recorded by a Fund.  Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates or value of underlying securities and that the counterparty to the agreements may default on its obligation to perform.  In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement.  The credit risk associated with contracts is reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis.  A Fund’s overall exposure to credit risk subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Curian Variable Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2012

Interest Rate Swap Agreements - A Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Credit Income Fund entered into interest rate swap agreements to manage duration, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities.  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.  Forms of interest rate swap agreements that the Fund has entered into include:  fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark and floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.  This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements — A Fund may be subject to credit risk in the normal course of pursuing its investment objective.  During the period, the Curian/PIMCO Credit Income Fund entered into credit default swap agreements to manage credit exposure. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall.

As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.  As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.  If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.  The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event.)

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market.  These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by obtaining collateral from the counterparty to cover the Fund’s exposure to the counterparty.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  Notional amounts of all credit default swap agreements outstanding as of September 30, 2012, for which the Fund is the seller of protection, are disclosed in the Notes to Schedules of Investments.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements - A Fund may be subject to equity price, credit and interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian Dynamic Risk Advantage - Diversified Fund and Curian Dynamic Risk Advantage — Aggressive Fund entered into total return swaps as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities.  To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate

Curian Variable Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2012

obligation, a Fund will receive a payment from or make a payment to the counterparty.   A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive.  Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate.  To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty.  A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.  The counterparty credit risk for the total return swap agreement is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Income Tax Matters - As of September 30, 2012, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Curian Guidance - Maximize Income Fund	$14,998	$375	$(4)	$371
Curian Guidance - Balanced Income Fund	23,799	698	(22)	676
Curian Guidance - Equity 100 Fund	106	1	—	1
Curian Guidance - Fixed Income 100 Fund	454	1	—	1
Curian Guidance - Rising Income Fund	9,604	305	(15)	290
Curian Guidance - Moderate Growth Fund	36,069	1,058	(95)	963
Curian Guidance - Maximum Growth Fund	9,864	334	(31)	303
Curian Guidance - Tactical Moderate Growth Fund	35,011	993	(109)	884
Curian Guidance - Tactical Maximum Growth Fund	11,687	326	(44)	282
Curian Guidance - Institutional Alt 65 Fund	26,277	845	(68)	777
Curian Guidance - Institutional Alt 100 Fund	61,648	1,689	(190)	1,499
Curian Tactical Advantage 35 Fund	10,052	215	(11)	204
Curian Tactical Advantage 60 Fund	14,739	390	(25)	365
Curian Tactical Advantage 75 Fund	13,443	453	(41)	412
Curian Dynamic Risk Advantage - Diversified Fund	85,971	45	(52)	(7)
Curian Dynamic Risk Advantage - Aggressive Fund	30,703	2	(35)	(33)
Curian Dynamic Risk Advantage - Income Fund	39,218	519	(103)	416
Curian/American Funds Growth Fund	3,319	166	(3)	163
Curian/Epoch Global Shareholder Yield Fund	15,484	725	(249)	476
Curian/DFA U.S. Micro Cap Fund	81,560	1,103	(2,221)	(1,118)
Curian/FAMCO Flex Core Covered Call Fund	16,538	906	(242)	664
Curian/Franklin Templeton Frontier Markets Fund	79,822	368	(1,109)	(741)
Curian/Franklin Templeton Natural Resources Fund	153,683	19,996	(4,462)	15,534
Curian/Neuberger Berman Currency Fund	127,522	7	(4)	3
Curian/Nicholas Convertible Arbitrage Fund	180,222	11,993	(1,827)	10,166
Curian/PIMCO Credit Income Fund	20,312	381	(53)	328
Curian/PineBridge Merger Arbitrage Fund	177,408	1,520	(289)	1,231
Curian/The Boston Company Equity Income Fund	10,558	741	(214)	527
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Long Investments	315,931	25,800	(4,995)	20,805
Short Investments	(305,891)	7,690	(15,955)	(8,265)
Curian/Van Eck International Gold Fund	56,979	3,276	(476)	2,800

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent semiannual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curian Variable Series Trust

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Bell
Michael A. Bell
Principal Executive Officer

Date:	November 29, 2012

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 29, 2012

Exhibit List

Exhibit 3(a):                            Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.